Schedule H (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0177415
Plan number	002
Total Investments	$ 56,023,787
Participant loans	744,066
Total Other investment liabilities	(409)
Net assets available for benefits	$ 56,767,444
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Interest rates	9.50%
Cash equivalents and short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 151,101
Collective trust funds
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	47,921,734
U.S. equities
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,002,393
Non-U.S. equities
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,681,783
Mutual funds and other registered investment companies
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2,708,681
Total Synthetic guaranteed investment contracts
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	1,558,095
Total Synthetic guaranteed investment contracts | American General Life Contract No. 725840
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	117,827
Total Synthetic guaranteed investment contracts | American United Life Insurance Company: S00020
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	30,905
Total Synthetic guaranteed investment contracts | Prudential GA 62194
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	338,192
Total Synthetic guaranteed investment contracts | Reinsurance Group of America Contract No. RGA00084
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	333,198
Total Synthetic guaranteed investment contracts | Voya Retirement Ins & Annuity Co 60266
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	380,223
Total Synthetic guaranteed investment contracts | American General Life Contract No 725840, Royal Bank of Canada STANDISHCITIGROUP01
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	357,750
Investment, Identifier [Axis]: Bharti Airtel Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	572
Total Investments	6,769
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Australian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	4
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Brazil Real
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Canadian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	19
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Collective U.S. Gov't STIF 15
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	133,746
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Czech Koruna
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	6
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Euro
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Hong Kong Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	51
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Indian Rupee
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	82
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Israeli Shekel
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Japanese Yen
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	36
Investment, Identifier [Axis]: Cash equivalents and short-term investments | New Zealand Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	2
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Norwegian Krone
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	5
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Pound Sterling
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	14
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Swedish Krona
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	3
Investment, Identifier [Axis]: Cash equivalents and short-term investments | U.S. Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	17,100
Investment, Identifier [Axis]: Cash equivalents and short-term investments | Vietnam Dong
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	26
Investment, Identifier [Axis]: Collective trust funds | BlackRock 0-5 Year U.S. Treasury Inflation Protected Securities Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,491
Total Investments	20,394
Investment, Identifier [Axis]: Collective trust funds | BlackRock EAFE Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67,514
Total Investments	5,162,182
Investment, Identifier [Axis]: Collective trust funds | BlackRock Emerging Markets Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	123,349
Total Investments	2,225,277
Investment, Identifier [Axis]: Collective trust funds | BlackRock Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98,951
Total Investments	14,465,580
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2030 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13,787
Total Investments	506,892
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2035 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,168
Total Investments	1,064,794
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2040 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65,229
Total Investments	2,901,345
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2045 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40,439
Total Investments	1,782,211
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2050 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45,241
Total Investments	1,711,001
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2055 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,900
Total Investments	444,325
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2060 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,162
Total Investments	33,822
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index 2065 Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	356
Total Investments	7,428
Investment, Identifier [Axis]: Collective trust funds | BlackRock LifePath Index Retirement Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21,834
Total Investments	654,838
Investment, Identifier [Axis]: Collective trust funds | BlackRock MSCI ACWI ESG Focus Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,098
Total Investments	194,855
Investment, Identifier [Axis]: Collective trust funds | BlackRock Mid Capitalization Equity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16,991
Total Investments	2,970,800
Investment, Identifier [Axis]: Collective trust funds | BlackRock Roll Select Commodity Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12,779
Total Investments	199,830
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 1000 Growth Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8,946
Total Investments	844,827
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 1000 Value Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,718
Total Investments	246,806
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 2000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7,808
Total Investments	657,787
Investment, Identifier [Axis]: Collective trust funds | BlackRock Russell 3000 Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36,502
Total Investments	5,165,160
Investment, Identifier [Axis]: Collective trust funds | BlackRock U.S Treasury Inflation Protected Securities Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28,713
Total Investments	749,856
Investment, Identifier [Axis]: Collective trust funds | BlackRock U.S. Debt Index Fund F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	146,330
Total Investments	5,245,528
Investment, Identifier [Axis]: Collective trust funds | FIAM Group Trust for Employee Benefit Plans Core Plus Commingled Pool
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,292
Total Investments	31,906
Investment, Identifier [Axis]: Collective trust funds | Fidelity FIAM Concentrated Emerging Markets
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,049
Total Investments	152,452
Investment, Identifier [Axis]: Collective trust funds | LS CIT Core Plus Fixed Income
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,788
Total Investments	31,912
Investment, Identifier [Axis]: Collective trust funds | Schroder Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19,302
Total Investments	449,926
Investment, Identifier [Axis]: Continental Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	82
Total Investments	453
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blackrock High Yield-K
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35,809
Total Investments	258,898
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blckrck Cash-Trsry-Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,696,160
Total Investments	1,696,160
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Blue Owl Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	389
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Dimensional Emrg Mrkts Ii
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11,184
Total Investments	246,273
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Fidelity Adv Foc Emr Mrk-Z
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,397
Total Investments	101,635
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Golub Capital Bdc Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	347
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Pgim High Yield-R6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26,609
Total Investments	129,056
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | Pimco Income Fund-Ins
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,455
Total Investments	15,988
Investment, Identifier [Axis]: Mutual funds and other registered investment companies | T Rowe Pr Inst Hi Yld-Inst
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32,614
Total Investments	259,935
Investment, Identifier [Axis]: Non-U.S. equities | 3I Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	357
Total Investments	15,656
Investment, Identifier [Axis]: Non-U.S. equities | 77 Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	213
Investment, Identifier [Axis]: Non-U.S. equities | A&D Holon Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | A2 Milk Co Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64
Total Investments	392
Investment, Identifier [Axis]: Non-U.S. equities | A2A Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	195
Total Investments	530
Investment, Identifier [Axis]: Non-U.S. equities | Aalberts Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	200
Investment, Identifier [Axis]: Non-U.S. equities | Ab Dynamics Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Abb Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	3,958
Investment, Identifier [Axis]: Non-U.S. equities | Abc-Mart Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	351
Investment, Identifier [Axis]: Non-U.S. equities | Abhotel Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Abivax Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	897
Investment, Identifier [Axis]: Non-U.S. equities | Abu Dhabi Islamic Bank Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	196
Total Investments	1,106
Investment, Identifier [Axis]: Non-U.S. equities | Ac Immune Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	10
Investment, Identifier [Axis]: Non-U.S. equities | Academedia Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	71
Total Investments	757
Investment, Identifier [Axis]: Non-U.S. equities | Accelleron Industries Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	476
Investment, Identifier [Axis]: Non-U.S. equities | Accton Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	1,410
Investment, Identifier [Axis]: Non-U.S. equities | Achilles Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Ad-Sol Nissin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Adesso Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	113
Investment, Identifier [Axis]: Non-U.S. equities | Advanced Media Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Adways Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Adyen Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	9,756
Investment, Identifier [Axis]: Non-U.S. equities | Aedas Homes Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	190
Investment, Identifier [Axis]: Non-U.S. equities | Aeon Financial Service Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	286
Investment, Identifier [Axis]: Non-U.S. equities | Aeris Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	254
Total Investments	102
Investment, Identifier [Axis]: Non-U.S. equities | Afentra Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	89
Total Investments	49
Investment, Identifier [Axis]: Non-U.S. equities | Agfa-Gevaert Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Ags Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Aia Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,525
Total Investments	15,652
Investment, Identifier [Axis]: Non-U.S. equities | Aib Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	643
Total Investments	6,947
Investment, Identifier [Axis]: Non-U.S. equities | Aichi Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	144
Investment, Identifier [Axis]: Non-U.S. equities | Aiful Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	194
Total Investments	693
Investment, Identifier [Axis]: Non-U.S. equities | Air France-Klm
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	125
Investment, Identifier [Axis]: Non-U.S. equities | Air Liquide Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	58
Total Investments	10,970
Investment, Identifier [Axis]: Non-U.S. equities | Airtac International Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	224
Investment, Identifier [Axis]: Non-U.S. equities | Airtel Africa Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	180
Investment, Identifier [Axis]: Non-U.S. equities | Airtrip Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	45
Investment, Identifier [Axis]: Non-U.S. equities | Aj Bell Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	78
Total Investments	462
Investment, Identifier [Axis]: Non-U.S. equities | Aker Solutions Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	188
Total Investments	576
Investment, Identifier [Axis]: Non-U.S. equities | Akwel Sadir
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Al Sydbank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	50
Investment, Identifier [Axis]: Non-U.S. equities | Alamos Gold Inc New
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	65
Investment, Identifier [Axis]: Non-U.S. equities | Alandsbanken Abp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Aldar Properties Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	512
Total Investments	1,213
Investment, Identifier [Axis]: Non-U.S. equities | Alfa Financial Software Holdin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117
Total Investments	333
Investment, Identifier [Axis]: Non-U.S. equities | Algonquin Power & Utilities Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	209
Total Investments	1,287
Investment, Identifier [Axis]: Non-U.S. equities | Alibaba Group Holding Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	844
Total Investments	15,489
Investment, Identifier [Axis]: Non-U.S. equities | Alimak Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Alk-Abello A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	142
Investment, Identifier [Axis]: Non-U.S. equities | Alkane Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	375
Total Investments	336
Investment, Identifier [Axis]: Non-U.S. equities | Alkermes Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	239
Investment, Identifier [Axis]: Non-U.S. equities | Allianz Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	5,115
Investment, Identifier [Axis]: Non-U.S. equities | Alligo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	1
Investment, Identifier [Axis]: Non-U.S. equities | Allreal Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	169
Investment, Identifier [Axis]: Non-U.S. equities | Allwyn Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	639
Investment, Identifier [Axis]: Non-U.S. equities | Alphamin Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	234
Total Investments	203
Investment, Identifier [Axis]: Non-U.S. equities | Alphapolis Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Alps Alpine Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	77
Investment, Identifier [Axis]: Non-U.S. equities | Als Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	538
Investment, Identifier [Axis]: Non-U.S. equities | Alsok Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	61
Investment, Identifier [Axis]: Non-U.S. equities | Alvotech Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Alzchem Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Amadeus It Group Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	125
Total Investments	9,223
Investment, Identifier [Axis]: Non-U.S. equities | Amano Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	231
Investment, Identifier [Axis]: Non-U.S. equities | Amaze Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Ambea Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	78
Total Investments	1,196
Investment, Identifier [Axis]: Non-U.S. equities | Amcor Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	376
Total Investments	3,148
Investment, Identifier [Axis]: Non-U.S. equities | Amplifon Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	540
Investment, Identifier [Axis]: Non-U.S. equities | Ampol Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	289
Investment, Identifier [Axis]: Non-U.S. equities | Ams-Osram Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	118
Investment, Identifier [Axis]: Non-U.S. equities | Analyst Ims Investment Managem
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	198
Investment, Identifier [Axis]: Non-U.S. equities | And St Hd Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	69
Investment, Identifier [Axis]: Non-U.S. equities | Anest Iwata Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Anglo American Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	113
Total Investments	4,670
Investment, Identifier [Axis]: Non-U.S. equities | Anritsu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24
Total Investments	340
Investment, Identifier [Axis]: Non-U.S. equities | Antofagasta Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	1,315
Investment, Identifier [Axis]: Non-U.S. equities | Aon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	13,505
Investment, Identifier [Axis]: Non-U.S. equities | Apollo Hospitals Enterprise Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	611
Investment, Identifier [Axis]: Non-U.S. equities | Arad Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	33
Investment, Identifier [Axis]: Non-U.S. equities | Arakawa Chemical Industries Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Arca Continental Sab De Cv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	342
Total Investments	3,701
Investment, Identifier [Axis]: Non-U.S. equities | Arch Capital Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	106
Total Investments	10,190
Investment, Identifier [Axis]: Non-U.S. equities | Archosaur Games Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	624
Total Investments	129
Investment, Identifier [Axis]: Non-U.S. equities | Argo Graphics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	94
Investment, Identifier [Axis]: Non-U.S. equities | Aris Mining Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	291
Investment, Identifier [Axis]: Non-U.S. equities | Aritzia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	350
Investment, Identifier [Axis]: Non-U.S. equities | Arjo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Arla Plast Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Aroa Biosurgery Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Aroundtown Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	101
Investment, Identifier [Axis]: Non-U.S. equities | Ascendis Pharma A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	139
Investment, Identifier [Axis]: Non-U.S. equities | Aselsan Elektronik Sanayi Ve T
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	258
Total Investments	1,390
Investment, Identifier [Axis]: Non-U.S. equities | Asia Commercial Bank Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	440
Total Investments	401
Investment, Identifier [Axis]: Non-U.S. equities | Asia Vital Components Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	1,633
Investment, Identifier [Axis]: Non-U.S. equities | Asker Healthcare Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	384
Investment, Identifier [Axis]: Non-U.S. equities | Asm International Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	7,427
Investment, Identifier [Axis]: Non-U.S. equities | Asml Holding Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	16,404
Investment, Identifier [Axis]: Non-U.S. equities | Aspeed Technology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	2,356
Investment, Identifier [Axis]: Non-U.S. equities | Assured Guaranty Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,119
Investment, Identifier [Axis]: Non-U.S. equities | Astral Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	464
Investment, Identifier [Axis]: Non-U.S. equities | Astrazeneca Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	10,210
Investment, Identifier [Axis]: Non-U.S. equities | Atkinsrealis Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	515
Investment, Identifier [Axis]: Non-U.S. equities | Atrenew Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	208
Investment, Identifier [Axis]: Non-U.S. equities | Atria Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Ats Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	213
Investment, Identifier [Axis]: Non-U.S. equities | Attendo Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24
Total Investments	212
Investment, Identifier [Axis]: Non-U.S. equities | Aucnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	103
Investment, Identifier [Axis]: Non-U.S. equities | Auction Technology Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93
Total Investments	349
Investment, Identifier [Axis]: Non-U.S. equities | Audiocodes Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Aurelia Metals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	544
Total Investments	91
Investment, Identifier [Axis]: Non-U.S. equities | Aurubis Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	98
Investment, Identifier [Axis]: Non-U.S. equities | Avant Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	118
Investment, Identifier [Axis]: Non-U.S. equities | Avanza Bank Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	96
Investment, Identifier [Axis]: Non-U.S. equities | Awa Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	244
Investment, Identifier [Axis]: Non-U.S. equities | Axalta Coating Systems Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	187
Investment, Identifier [Axis]: Non-U.S. equities | Axial Retailing Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Axis Capital Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	870
Investment, Identifier [Axis]: Non-U.S. equities | Axyz Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Azkoyen Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Badger Infrastructure
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	714
Investment, Identifier [Axis]: Non-U.S. equities | Bae Systems Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	762
Total Investments	17,575
Investment, Identifier [Axis]: Non-U.S. equities | Baioo Family Interactive Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	326
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Bajaj Finance Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	276
Total Investments	3,027
Investment, Identifier [Axis]: Non-U.S. equities | Balfour Beatty Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	91
Investment, Identifier [Axis]: Non-U.S. equities | Banca Ifis Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Banco Btg Pactual Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	308
Total Investments	2,951
Investment, Identifier [Axis]: Non-U.S. equities | Banco Santander Chile
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10,830
Total Investments	854
Investment, Identifier [Axis]: Non-U.S. equities | Bandai Namco Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	83
Total Investments	2,202
Investment, Identifier [Axis]: Non-U.S. equities | Bang & Olufsen A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	8
Investment, Identifier [Axis]: Non-U.S. equities | Bank Central Asia Tbk Pt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3,797
Total Investments	1,839
Investment, Identifier [Axis]: Non-U.S. equities | Bank Hapoalim Bm
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	256
Total Investments	5,797
Investment, Identifier [Axis]: Non-U.S. equities | Bank Mandiri Persero Tbk Pt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9,716
Total Investments	2,972
Investment, Identifier [Axis]: Non-U.S. equities | Bank Of Ireland Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134
Total Investments	2,575
Investment, Identifier [Axis]: Non-U.S. equities | Bank Of Iwate Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	251
Investment, Identifier [Axis]: Non-U.S. equities | Bankinter Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	298
Total Investments	4,962
Investment, Identifier [Axis]: Non-U.S. equities | Basler Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Bastide Le Confort Medical
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Bavarian Nordic A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Bawag Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	4,062
Investment, Identifier [Axis]: Non-U.S. equities | Bdo Unibank Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	464
Total Investments	1,062
Investment, Identifier [Axis]: Non-U.S. equities | Beach Energy Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Bechtle Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	319
Investment, Identifier [Axis]: Non-U.S. equities | Beiersdorf Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	89
Total Investments	9,779
Investment, Identifier [Axis]: Non-U.S. equities | Beijer Ref Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	289
Investment, Identifier [Axis]: Non-U.S. equities | Beijing Huafeng Test & Control
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	226
Investment, Identifier [Axis]: Non-U.S. equities | Bell-Park Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Bendigo & Adelaide Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52
Total Investments	366
Investment, Identifier [Axis]: Non-U.S. equities | Beneteau Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	288
Investment, Identifier [Axis]: Non-U.S. equities | Best Pacific International Hol
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	237
Total Investments	99
Investment, Identifier [Axis]: Non-U.S. equities | Bezeq The Israeli Telecommunic
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	82
Total Investments	182
Investment, Identifier [Axis]: Non-U.S. equities | Bharat Electronics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	366
Total Investments	1,629
Investment, Identifier [Axis]: Non-U.S. equities | Bharti Airtel Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	348
Total Investments	8,160
Investment, Identifier [Axis]: Non-U.S. equities | Bicycle Therapeutics Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	260
Investment, Identifier [Axis]: Non-U.S. equities | Big Yellow Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	538
Investment, Identifier [Axis]: Non-U.S. equities | Biohaven Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	58
Investment, Identifier [Axis]: Non-U.S. equities | Biprogy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	466
Investment, Identifier [Axis]: Non-U.S. equities | Birkenstock Holding Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	189
Investment, Identifier [Axis]: Non-U.S. equities | Bizlink Holding Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	1,406
Investment, Identifier [Axis]: Non-U.S. equities | Blue Star Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	280
Investment, Identifier [Axis]: Non-U.S. equities | Bnp Paribas Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92
Total Investments	8,727
Investment, Identifier [Axis]: Non-U.S. equities | Bonduelle Sca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Bosideng International Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	364
Total Investments	208
Investment, Identifier [Axis]: Non-U.S. equities | Bossard Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	198
Investment, Identifier [Axis]: Non-U.S. equities | Boyd Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	685
Investment, Identifier [Axis]: Non-U.S. equities | Bravida Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	151
Investment, Identifier [Axis]: Non-U.S. equities | Bravura Solutions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	241
Total Investments	413
Investment, Identifier [Axis]: Non-U.S. equities | Bridgepoint Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	94
Total Investments	359
Investment, Identifier [Axis]: Non-U.S. equities | British American Tobacco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	135
Total Investments	7,650
Investment, Identifier [Axis]: Non-U.S. equities | Brother Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	339
Investment, Identifier [Axis]: Non-U.S. equities | Bucher Industries Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	278
Investment, Identifier [Axis]: Non-U.S. equities | Bukit Sembawang Estates Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Bunka Shutter Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	178
Investment, Identifier [Axis]: Non-U.S. equities | Bureau Veritas Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	219
Total Investments	6,997
Investment, Identifier [Axis]: Non-U.S. equities | Burelle Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Business Brain Showa-Ota Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Business Engineering Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	55
Investment, Identifier [Axis]: Non-U.S. equities | C&D International Investment G
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total Investments	162
Investment, Identifier [Axis]: Non-U.S. equities | Cairn Homes Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Caisse Regionale De Credit Agr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Caltagirone Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	37
Investment, Identifier [Axis]: Non-U.S. equities | Camurus Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	347
Investment, Identifier [Axis]: Non-U.S. equities | Canadian National Railway Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	3,906
Investment, Identifier [Axis]: Non-U.S. equities | Canadian Natural Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	187
Total Investments	6,350
Investment, Identifier [Axis]: Non-U.S. equities | Canadian Pacific Kansas City L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	135
Total Investments	9,966
Investment, Identifier [Axis]: Non-U.S. equities | Canon Marketing Japan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	122
Investment, Identifier [Axis]: Non-U.S. equities | Canox Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	16
Investment, Identifier [Axis]: Non-U.S. equities | Capgemini Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	69
Total Investments	11,546
Investment, Identifier [Axis]: Non-U.S. equities | Capital Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Capitec Bank Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	3,597
Investment, Identifier [Axis]: Non-U.S. equities | Capral Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Capricorn Metals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	252
Investment, Identifier [Axis]: Non-U.S. equities | Capstone Copper Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	390
Investment, Identifier [Axis]: Non-U.S. equities | Carel Industries Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	536
Investment, Identifier [Axis]: Non-U.S. equities | Carlsberg As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	5,378
Investment, Identifier [Axis]: Non-U.S. equities | Carmila Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	255
Investment, Identifier [Axis]: Non-U.S. equities | Carnival Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	243
Investment, Identifier [Axis]: Non-U.S. equities | Carpenter Tan Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65
Total Investments	66
Investment, Identifier [Axis]: Non-U.S. equities | Cegedim Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Cellavision Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Cellebrite Di Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	100
Investment, Identifier [Axis]: Non-U.S. equities | Centessa Pharmaceuticals Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	80
Investment, Identifier [Axis]: Non-U.S. equities | Central Automotive Products Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	49
Investment, Identifier [Axis]: Non-U.S. equities | Central Depository Services In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	544
Investment, Identifier [Axis]: Non-U.S. equities | Central Glass Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	281
Investment, Identifier [Axis]: Non-U.S. equities | Central Security Patrols Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Centurion Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Check Point Software Technolog
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	6,269
Investment, Identifier [Axis]: Non-U.S. equities | China Jushi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	155
Total Investments	380
Investment, Identifier [Axis]: Non-U.S. equities | China Leon Inspection Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	472
Total Investments	133
Investment, Identifier [Axis]: Non-U.S. equities | China Merchants Commercial Rea
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	244
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | China Xinhua Education Group L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	709
Total Investments	51
Investment, Identifier [Axis]: Non-U.S. equities | China Yuchai International Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Chroma Ate Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	1,006
Investment, Identifier [Axis]: Non-U.S. equities | Chuo Gyorui Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Cia De Saneamento Basico Do Es
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	818
Investment, Identifier [Axis]: Non-U.S. equities | Cicor Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	208
Investment, Identifier [Axis]: Non-U.S. equities | Cie Automotive Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	110
Investment, Identifier [Axis]: Non-U.S. equities | Cie De Saint-Gobain Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	89
Total Investments	9,079
Investment, Identifier [Axis]: Non-U.S. equities | Cie Financiere Richemont Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63
Total Investments	13,587
Investment, Identifier [Axis]: Non-U.S. equities | Cie Generale Des Etablissement
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79
Total Investments	2,636
Investment, Identifier [Axis]: Non-U.S. equities | Citizen Watch Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	67
Investment, Identifier [Axis]: Non-U.S. equities | Ckd Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	320
Investment, Identifier [Axis]: Non-U.S. equities | Clas Ohlson Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	378
Investment, Identifier [Axis]: Non-U.S. equities | Cmoc Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	357
Total Investments	882
Investment, Identifier [Axis]: Non-U.S. equities | Cnooc Energy Technology & Serv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	215
Total Investments	118
Investment, Identifier [Axis]: Non-U.S. equities | Cochlear Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	263
Investment, Identifier [Axis]: Non-U.S. equities | Codan Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Cognyte Software Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45
Total Investments	419
Investment, Identifier [Axis]: Non-U.S. equities | Cogstate Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Colonial Sfl Socimi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24
Total Investments	152
Investment, Identifier [Axis]: Non-U.S. equities | Colopl Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	29
Investment, Identifier [Axis]: Non-U.S. equities | Columbus A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Compass Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	461
Total Investments	14,647
Investment, Identifier [Axis]: Non-U.S. equities | Construcciones Y Auxiliar De F
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Contemporary Amperex Technolog
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	152
Total Investments	7,964
Investment, Identifier [Axis]: Non-U.S. equities | Core Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	50
Investment, Identifier [Axis]: Non-U.S. equities | Cosmo Energy Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	141
Investment, Identifier [Axis]: Non-U.S. equities | Costain Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	299
Total Investments	641
Investment, Identifier [Axis]: Non-U.S. equities | Cover Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	346
Investment, Identifier [Axis]: Non-U.S. equities | Craftsman Automation Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	80
Investment, Identifier [Axis]: Non-U.S. equities | Credicorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	1,872
Investment, Identifier [Axis]: Non-U.S. equities | Creditaccess Grameen Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	274
Investment, Identifier [Axis]: Non-U.S. equities | Credito Emiliano Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	113
Investment, Identifier [Axis]: Non-U.S. equities | Credo Technology Group Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	3,146
Investment, Identifier [Axis]: Non-U.S. equities | Croda International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	140
Total Investments	5,086
Investment, Identifier [Axis]: Non-U.S. equities | Cross Marketing Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Cts Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	98
Investment, Identifier [Axis]: Non-U.S. equities | Cummins India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	734
Investment, Identifier [Axis]: Non-U.S. equities | Curves Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Cury Construtora E Incorporado
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86
Total Investments	506
Investment, Identifier [Axis]: Non-U.S. equities | Custodian Property Income Reit
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	37
Investment, Identifier [Axis]: Non-U.S. equities | Cyberagent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57
Total Investments	486
Investment, Identifier [Axis]: Non-U.S. equities | Cyberark Software Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	66
Investment, Identifier [Axis]: Non-U.S. equities | Dah Sing Banking Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86
Total Investments	118
Investment, Identifier [Axis]: Non-U.S. equities | Dah Sing Financial Holdings Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Dai-Ichi Cutter Kogyo Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	45
Investment, Identifier [Axis]: Non-U.S. equities | Daicel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	349
Investment, Identifier [Axis]: Non-U.S. equities | Daiei Kankyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	285
Investment, Identifier [Axis]: Non-U.S. equities | Daikin Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	4,753
Investment, Identifier [Axis]: Non-U.S. equities | Dainichi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Daitron Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	47
Investment, Identifier [Axis]: Non-U.S. equities | Daiwa House Reit Investment Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Daiwa Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Daiwabo Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	295
Investment, Identifier [Axis]: Non-U.S. equities | Danieli & C Officine Meccanich
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	283
Investment, Identifier [Axis]: Non-U.S. equities | Dassault Systemes Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66
Total Investments	1,836
Investment, Identifier [Axis]: Non-U.S. equities | Db Insurance Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	278
Investment, Identifier [Axis]: Non-U.S. equities | Dbs Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	120
Total Investments	5,264
Investment, Identifier [Axis]: Non-U.S. equities | De' Longhi Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	341
Investment, Identifier [Axis]: Non-U.S. equities | Definity Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	461
Investment, Identifier [Axis]: Non-U.S. equities | Delek Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Delta Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	116
Total Investments	3,541
Investment, Identifier [Axis]: Non-U.S. equities | Denso Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	333
Total Investments	4,588
Investment, Identifier [Axis]: Non-U.S. equities | Descartes Sys Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	623
Investment, Identifier [Axis]: Non-U.S. equities | Descartes Systems Group Inc/Th
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	346
Investment, Identifier [Axis]: Non-U.S. equities | Deutsche Boerse Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57
Total Investments	14,870
Investment, Identifier [Axis]: Non-U.S. equities | Deutz Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	191
Investment, Identifier [Axis]: Non-U.S. equities | Dfs Furniture Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	38
Investment, Identifier [Axis]: Non-U.S. equities | Dgl Group Ltd/Au
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57
Total Investments	10
Investment, Identifier [Axis]: Non-U.S. equities | Diploma Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	261
Investment, Identifier [Axis]: Non-U.S. equities | Direcional Engenharia Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	181
Total Investments	466
Investment, Identifier [Axis]: Non-U.S. equities | Dixon Technologies India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	284
Investment, Identifier [Axis]: Non-U.S. equities | Dksh Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	491
Investment, Identifier [Axis]: Non-U.S. equities | Dongguan Yiheda Automation Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	136
Investment, Identifier [Axis]: Non-U.S. equities | Dorel Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	1
Investment, Identifier [Axis]: Non-U.S. equities | Dormakaba Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Double Standard Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	35
Investment, Identifier [Axis]: Non-U.S. equities | Doutor Nichires Holdings Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	54
Investment, Identifier [Axis]: Non-U.S. equities | Dpm Metals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	988
Investment, Identifier [Axis]: Non-U.S. equities | Dunelm Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	87
Investment, Identifier [Axis]: Non-U.S. equities | Dynacor Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	58
Investment, Identifier [Axis]: Non-U.S. equities | Dynapac Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | E Ink Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66
Total Investments	414
Investment, Identifier [Axis]: Non-U.S. equities | E-Star Commercial Management C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	236
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Ebara Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	138
Total Investments	3,241
Investment, Identifier [Axis]: Non-U.S. equities | Ebara Foods Industry Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Edenred Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98
Total Investments	2,176
Investment, Identifier [Axis]: Non-U.S. equities | Edianyun Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Ehime Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	31
Investment, Identifier [Axis]: Non-U.S. equities | Eicher Motors Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	1,191
Investment, Identifier [Axis]: Non-U.S. equities | Eiken Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Einhell Germany Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | El Al Israel Airlines
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46
Total Investments	238
Investment, Identifier [Axis]: Non-U.S. equities | Elecnor Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	77
Investment, Identifier [Axis]: Non-U.S. equities | Elecom Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	83
Investment, Identifier [Axis]: Non-U.S. equities | Electric Connector Technology
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	218
Investment, Identifier [Axis]: Non-U.S. equities | Electricite De Strasbourg Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Elite Material Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51
Total Investments	2,664
Investment, Identifier [Axis]: Non-U.S. equities | Elmera Group Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Elmos Semiconductor Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Emaar Properties Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	320
Total Investments	1,224
Investment, Identifier [Axis]: Non-U.S. equities | Emak Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	80
Total Investments	87
Investment, Identifier [Axis]: Non-U.S. equities | Embraer Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	989
Investment, Identifier [Axis]: Non-U.S. equities | Emerald Resources Nl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	111
Total Investments	470
Investment, Identifier [Axis]: Non-U.S. equities | Emirates Nbd Bank Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	152
Total Investments	1,154
Investment, Identifier [Axis]: Non-U.S. equities | Enav Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	244
Investment, Identifier [Axis]: Non-U.S. equities | Endava Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Enea Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	156
Investment, Identifier [Axis]: Non-U.S. equities | Energy Fuels Inc/Canada
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Engie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	640
Total Investments	16,840
Investment, Identifier [Axis]: Non-U.S. equities | Eni Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	242
Total Investments	4,592
Investment, Identifier [Axis]: Non-U.S. equities | Eoptolink Technology Inc Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	922
Investment, Identifier [Axis]: Non-U.S. equities | Equinox Gold Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	158
Investment, Identifier [Axis]: Non-U.S. equities | Ermenegildo Zegna Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	413
Investment, Identifier [Axis]: Non-U.S. equities | Ero Copper Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	657
Investment, Identifier [Axis]: Non-U.S. equities | Essent Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	1,916
Investment, Identifier [Axis]: Non-U.S. equities | Essilorluxottica Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	389
Investment, Identifier [Axis]: Non-U.S. equities | Eternal Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	339
Total Investments	1,049
Investment, Identifier [Axis]: Non-U.S. equities | Euroapi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Eurobank Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	736
Total Investments	2,961
Investment, Identifier [Axis]: Non-U.S. equities | Eurofins Scientific Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	561
Investment, Identifier [Axis]: Non-U.S. equities | Evertec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	414
Investment, Identifier [Axis]: Non-U.S. equities | Evertz Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	76
Investment, Identifier [Axis]: Non-U.S. equities | Exchange Income Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	655
Investment, Identifier [Axis]: Non-U.S. equities | Exosens Sas
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	349
Investment, Identifier [Axis]: Non-U.S. equities | Experian Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	288
Total Investments	13,043
Investment, Identifier [Axis]: Non-U.S. equities | Fabasoft Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Fabrinet
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	3,433
Investment, Identifier [Axis]: Non-U.S. equities | Falabella Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	139
Total Investments	971
Investment, Identifier [Axis]: Non-U.S. equities | Far East Consortium Internatio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	115
Total Investments	11
Investment, Identifier [Axis]: Non-U.S. equities | Far East Orchard Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Fdm Group Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	9
Investment, Identifier [Axis]: Non-U.S. equities | Fenix Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	159
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Ferrari Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	6,301
Investment, Identifier [Axis]: Non-U.S. equities | Fibergate Inc/Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Fiducian Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	112
Investment, Identifier [Axis]: Non-U.S. equities | Fielmann Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	128
Investment, Identifier [Axis]: Non-U.S. equities | Finecobank Banca Fineco Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	537
Investment, Identifier [Axis]: Non-U.S. equities | Firm Capital Ppty Tr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | First Bancorp/Puerto Rico
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	383
Investment, Identifier [Axis]: Non-U.S. equities | First International Bank Of Is
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	474
Investment, Identifier [Axis]: Non-U.S. equities | First Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	102
Total Investments	165
Investment, Identifier [Axis]: Non-U.S. equities | Fisher & Paykel Healthcare Cor
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	305
Investment, Identifier [Axis]: Non-U.S. equities | Fiverr International Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	133
Investment, Identifier [Axis]: Non-U.S. equities | Flatexdegiro Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	900
Investment, Identifier [Axis]: Non-U.S. equities | Flsmidth & Co A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	435
Investment, Identifier [Axis]: Non-U.S. equities | Flughafen Zurich Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	91
Investment, Identifier [Axis]: Non-U.S. equities | Fluidra Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	370
Investment, Identifier [Axis]: Non-U.S. equities | Fomento Economico Mexicano Sab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	445
Total Investments	4,501
Investment, Identifier [Axis]: Non-U.S. equities | Forfarmers Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	45
Investment, Identifier [Axis]: Non-U.S. equities | Forterra Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52
Total Investments	129
Investment, Identifier [Axis]: Non-U.S. equities | Fortuna Mining Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Forvia Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	324
Investment, Identifier [Axis]: Non-U.S. equities | Foxtons Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Frasers Centrepoint Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	141
Total Investments	255
Investment, Identifier [Axis]: Non-U.S. equities | Frasers Property Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Ftai Aviation Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	161
Investment, Identifier [Axis]: Non-U.S. equities | Ftgroup Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	50
Investment, Identifier [Axis]: Non-U.S. equities | Fuchs Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	479
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Corp/Aichi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	179
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Pharma Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	50
Investment, Identifier [Axis]: Non-U.S. equities | Fuji Seal International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Fujifilm Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	174
Total Investments	3,719
Investment, Identifier [Axis]: Non-U.S. equities | Fujii Sangyo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Fukuda Denshi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	79
Investment, Identifier [Axis]: Non-U.S. equities | Fukuoka Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	228
Investment, Identifier [Axis]: Non-U.S. equities | Fukuyama Transporting Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Fullcast Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	58
Investment, Identifier [Axis]: Non-U.S. equities | Fuller Smith & Turner Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	61
Investment, Identifier [Axis]: Non-U.S. equities | Fumakilla Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Furuno Electric Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Furyu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	181
Investment, Identifier [Axis]: Non-U.S. equities | Fuso Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	282
Investment, Identifier [Axis]: Non-U.S. equities | Fuso Pharmaceutical Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Future Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	319
Investment, Identifier [Axis]: Non-U.S. equities | G Mining Ventures Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	325
Investment, Identifier [Axis]: Non-U.S. equities | G5 Entertainment Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	97
Investment, Identifier [Axis]: Non-U.S. equities | Galaxy Entertainment Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	893
Total Investments	4,397
Investment, Identifier [Axis]: Non-U.S. equities | Galilei Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Galp Energia Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	153
Total Investments	2,624
Investment, Identifier [Axis]: Non-U.S. equities | Garda Property Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	14
Investment, Identifier [Axis]: Non-U.S. equities | Ge Vernova T&D India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	1,259
Investment, Identifier [Axis]: Non-U.S. equities | Gecoss Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Generalfinance Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Genesis Minerals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	69
Investment, Identifier [Axis]: Non-U.S. equities | Genpact Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	251
Investment, Identifier [Axis]: Non-U.S. equities | Genuit Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	267
Investment, Identifier [Axis]: Non-U.S. equities | Genus Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	555
Investment, Identifier [Axis]: Non-U.S. equities | Genusplus Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Geolive Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Georg Fischer Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	307
Investment, Identifier [Axis]: Non-U.S. equities | Gildan Activewear Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	59
Total Investments	3,697
Investment, Identifier [Axis]: Non-U.S. equities | Gl Events Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	68
Investment, Identifier [Axis]: Non-U.S. equities | Global Ship Lease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	138
Investment, Identifier [Axis]: Non-U.S. equities | Globant Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46
Total Investments	2,996
Investment, Identifier [Axis]: Non-U.S. equities | Globeride Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	63
Investment, Identifier [Axis]: Non-U.S. equities | Glory Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	255
Investment, Identifier [Axis]: Non-U.S. equities | Gmo Globalsign Holdings Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Gold Circuit Electronics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	54
Total Investments	1,189
Investment, Identifier [Axis]: Non-U.S. equities | Gpt Group/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	153
Total Investments	552
Investment, Identifier [Axis]: Non-U.S. equities | Grab Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	290
Total Investments	1,449
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Aeroportuario Del Surest
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	267
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Empresarial San Jose Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	47
Investment, Identifier [Axis]: Non-U.S. equities | Grupo Financiero Banorte Sab D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	627
Total Investments	5,821
Investment, Identifier [Axis]: Non-U.S. equities | Gvs Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	146
Investment, Identifier [Axis]: Non-U.S. equities | H World Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96
Total Investments	453
Investment, Identifier [Axis]: Non-U.S. equities | Hachijuni Nagano Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Hakuhodo Dy Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	69
Total Investments	513
Investment, Identifier [Axis]: Non-U.S. equities | Hallenstein Glasson Holdings L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Hangzhou Tigermed Consulting C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	154
Investment, Identifier [Axis]: Non-U.S. equities | Hansoh Pharmaceutical Group Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	163
Total Investments	756
Investment, Identifier [Axis]: Non-U.S. equities | Hanwa Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	727
Investment, Identifier [Axis]: Non-U.S. equities | Hanwha Aerospace Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	1,998
Investment, Identifier [Axis]: Non-U.S. equities | Harel Insurance Investments &
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	283
Investment, Identifier [Axis]: Non-U.S. equities | Hbx Group International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	199
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Electric Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	1,886
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Heavy Industries Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	2,316
Investment, Identifier [Axis]: Non-U.S. equities | Hd Hyundai Marine Solution Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	1,087
Investment, Identifier [Axis]: Non-U.S. equities | Hdfc Asset Management Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	1,007
Investment, Identifier [Axis]: Non-U.S. equities | Hdfc Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	536
Total Investments	5,907
Investment, Identifier [Axis]: Non-U.S. equities | Heidelberger Druckmaschinen Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Helios Towers Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	213
Total Investments	471
Investment, Identifier [Axis]: Non-U.S. equities | Hemisphere Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	56
Investment, Identifier [Axis]: Non-U.S. equities | Hera Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	146
Total Investments	691
Investment, Identifier [Axis]: Non-U.S. equities | Hexagon Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	713
Total Investments	8,470
Investment, Identifier [Axis]: Non-U.S. equities | Hexaware Technologies Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	312
Investment, Identifier [Axis]: Non-U.S. equities | Hiab Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	114
Investment, Identifier [Axis]: Non-U.S. equities | Hikari Tsushin Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	247
Investment, Identifier [Axis]: Non-U.S. equities | Hill & Smith Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	176
Investment, Identifier [Axis]: Non-U.S. equities | Hindustan Aeronautics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	1,113
Investment, Identifier [Axis]: Non-U.S. equities | Hipages Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Hisamitsu Pharmaceutical Co In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Hitachi Energy India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	765
Investment, Identifier [Axis]: Non-U.S. equities | Hitachi Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	356
Total Investments	11,120
Investment, Identifier [Axis]: Non-U.S. equities | Hk Ai Capital Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,398
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Hkfoods Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Hms Networks Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	212
Investment, Identifier [Axis]: Non-U.S. equities | Ho Bee Land Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Hoa Phat Group Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	661
Total Investments	663
Investment, Identifier [Axis]: Non-U.S. equities | Hodogaya Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Hoist Finance Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	120
Investment, Identifier [Axis]: Non-U.S. equities | Hon Precision Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	1,017
Investment, Identifier [Axis]: Non-U.S. equities | Hong Kong Exchanges & Clearing
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57
Total Investments	2,972
Investment, Identifier [Axis]: Non-U.S. equities | Hong Kong Technology Venture C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	241
Total Investments	43
Investment, Identifier [Axis]: Non-U.S. equities | Hong Leong Asia Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Hongcheng Environmental Techno
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	170
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Hongfa Technology Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	105
Total Investments	459
Investment, Identifier [Axis]: Non-U.S. equities | Horiba Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	668
Investment, Identifier [Axis]: Non-U.S. equities | Howden Joinery Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	498
Total Investments	5,578
Investment, Identifier [Axis]: Non-U.S. equities | Hoya Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	2,530
Investment, Identifier [Axis]: Non-U.S. equities | Hub24 Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	340
Investment, Identifier [Axis]: Non-U.S. equities | Hudbay Minerals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	494
Investment, Identifier [Axis]: Non-U.S. equities | Hunting Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Husqvarna Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Hyakujushi Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	70
Investment, Identifier [Axis]: Non-U.S. equities | Hyosung Heavy Industries Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	1,429
Investment, Identifier [Axis]: Non-U.S. equities | Hypoport Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	173
Investment, Identifier [Axis]: Non-U.S. equities | Hyundai Marine & Fire Insuranc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	220
Investment, Identifier [Axis]: Non-U.S. equities | Hyundai Rotem Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	1,169
Investment, Identifier [Axis]: Non-U.S. equities | I'Ll Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	55
Investment, Identifier [Axis]: Non-U.S. equities | Ibersol Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Icg Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	517
Investment, Identifier [Axis]: Non-U.S. equities | Ichikoh Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Icici Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	653
Total Investments	15,867
Investment, Identifier [Axis]: Non-U.S. equities | Icon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	3,589
Investment, Identifier [Axis]: Non-U.S. equities | Idp Education Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	164
Investment, Identifier [Axis]: Non-U.S. equities | Ifast Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	237
Investment, Identifier [Axis]: Non-U.S. equities | Imax Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	120
Investment, Identifier [Axis]: Non-U.S. equities | Imcd Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50
Total Investments	4,565
Investment, Identifier [Axis]: Non-U.S. equities | Imi Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	184
Total Investments	6,142
Investment, Identifier [Axis]: Non-U.S. equities | Immobel Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Immobiliare Grande Distribuzio
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	38
Investment, Identifier [Axis]: Non-U.S. equities | Immunocore Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	698
Investment, Identifier [Axis]: Non-U.S. equities | Impax Asset Management Group P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48
Total Investments	99
Investment, Identifier [Axis]: Non-U.S. equities | Implenia Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	62
Investment, Identifier [Axis]: Non-U.S. equities | Indian Hotels Co Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75
Total Investments	616
Investment, Identifier [Axis]: Non-U.S. equities | Indivior Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	374
Investment, Identifier [Axis]: Non-U.S. equities | Inficon Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	139
Investment, Identifier [Axis]: Non-U.S. equities | Info Edge India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	288
Investment, Identifier [Axis]: Non-U.S. equities | Infotel Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Ing Groep Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	306
Total Investments	8,615
Investment, Identifier [Axis]: Non-U.S. equities | Init Innovation In Traffic Sys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	37
Investment, Identifier [Axis]: Non-U.S. equities | Inmode Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	201
Investment, Identifier [Axis]: Non-U.S. equities | Intact Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	2,800
Investment, Identifier [Axis]: Non-U.S. equities | International Cement Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	480
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | International Container Termin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	146
Total Investments	1,409
Investment, Identifier [Axis]: Non-U.S. equities | International Personal Finance
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	11
Investment, Identifier [Axis]: Non-U.S. equities | Interpump Group Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	537
Investment, Identifier [Axis]: Non-U.S. equities | Intesa Sanpaolo Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,092
Total Investments	7,593
Investment, Identifier [Axis]: Non-U.S. equities | Investec Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	46
Total Investments	343
Investment, Identifier [Axis]: Non-U.S. equities | Ionos Group Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	239
Investment, Identifier [Axis]: Non-U.S. equities | Ipsos Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	303
Investment, Identifier [Axis]: Non-U.S. equities | Iqiyi Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	123
Total Investments	237
Investment, Identifier [Axis]: Non-U.S. equities | Iren Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63
Total Investments	188
Investment, Identifier [Axis]: Non-U.S. equities | Iriso Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Isb Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	70
Investment, Identifier [Axis]: Non-U.S. equities | Isracard Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	68
Investment, Identifier [Axis]: Non-U.S. equities | Israel Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Iss A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	246
Investment, Identifier [Axis]: Non-U.S. equities | Isupetasys Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	873
Investment, Identifier [Axis]: Non-U.S. equities | Itau Unibanco Holding Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,102
Total Investments	7,893
Investment, Identifier [Axis]: Non-U.S. equities | Ituran Location And Control Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Iveco Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	619
Investment, Identifier [Axis]: Non-U.S. equities | Ivf Hartmann Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	3
Investment, Identifier [Axis]: Non-U.S. equities | Jacobson Pharma Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	134
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Jamieson Wellness Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	299
Investment, Identifier [Axis]: Non-U.S. equities | Japan Aviation Electronics Ind
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	105
Investment, Identifier [Axis]: Non-U.S. equities | Japan Lifeline Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	33
Investment, Identifier [Axis]: Non-U.S. equities | Japan Material Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	35
Investment, Identifier [Axis]: Non-U.S. equities | Japan Medical Dynamic Marketin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Jb Hi-Fi Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	112
Investment, Identifier [Axis]: Non-U.S. equities | Jbcc Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Jd Health International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	148
Total Investments	1,054
Investment, Identifier [Axis]: Non-U.S. equities | Jd Sports Fashion Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,560
Total Investments	1,772
Investment, Identifier [Axis]: Non-U.S. equities | Jentech Precision Industrial C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	891
Investment, Identifier [Axis]: Non-U.S. equities | Jeol Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	146
Investment, Identifier [Axis]: Non-U.S. equities | Jet2 Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	444
Investment, Identifier [Axis]: Non-U.S. equities | Jfe Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Jfrog Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	1,989
Investment, Identifier [Axis]: Non-U.S. equities | Jgc Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	46
Investment, Identifier [Axis]: Non-U.S. equities | Jiangsu Hengrui Pharmaceutical
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100
Total Investments	915
Investment, Identifier [Axis]: Non-U.S. equities | Jiangsu Zhongtian Technology C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	110
Total Investments	284
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Electric Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	101
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Matthey Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	274
Investment, Identifier [Axis]: Non-U.S. equities | Johnson Service Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	90
Investment, Identifier [Axis]: Non-U.S. equities | Joshin Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Journey Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Js Global Lifestyle Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	649
Total Investments	161
Investment, Identifier [Axis]: Non-U.S. equities | Jtekt Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	102
Investment, Identifier [Axis]: Non-U.S. equities | Jumbo Interactive Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	64
Investment, Identifier [Axis]: Non-U.S. equities | Jumbo Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	508
Investment, Identifier [Axis]: Non-U.S. equities | Justsystems Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	175
Investment, Identifier [Axis]: Non-U.S. equities | Jutal Offshore Oil Services Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	331
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Jyp Entertainment Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	345
Investment, Identifier [Axis]: Non-U.S. equities | Jyske Bank A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	611
Investment, Identifier [Axis]: Non-U.S. equities | K'S Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	304
Investment, Identifier [Axis]: Non-U.S. equities | Kaga Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Kakaku.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	292
Investment, Identifier [Axis]: Non-U.S. equities | Kakao Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	827
Investment, Identifier [Axis]: Non-U.S. equities | Kalmar Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	38
Investment, Identifier [Axis]: Non-U.S. equities | Kamakura Shinsho Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Kambi Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Kamei Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	105
Investment, Identifier [Axis]: Non-U.S. equities | Kamigumi Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	273
Investment, Identifier [Axis]: Non-U.S. equities | Kanaden Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	67
Investment, Identifier [Axis]: Non-U.S. equities | Kanzhun Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	344
Investment, Identifier [Axis]: Non-U.S. equities | Kardex Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	159
Investment, Identifier [Axis]: Non-U.S. equities | Karooooo Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Kaufman & Broad Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	70
Investment, Identifier [Axis]: Non-U.S. equities | Kb Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43
Total Investments	3,723
Investment, Identifier [Axis]: Non-U.S. equities | Kbc Ancora
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	231
Investment, Identifier [Axis]: Non-U.S. equities | Kbc Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	5,703
Investment, Identifier [Axis]: Non-U.S. equities | Kei Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	192
Investment, Identifier [Axis]: Non-U.S. equities | Keiyo Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	66
Investment, Identifier [Axis]: Non-U.S. equities | Kendrion Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Kenko Mayonnaise Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	134
Investment, Identifier [Axis]: Non-U.S. equities | Keystone Infra Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	122
Investment, Identifier [Axis]: Non-U.S. equities | Kier Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	145
Investment, Identifier [Axis]: Non-U.S. equities | Killam Apt Real Estate Invt Tr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	349
Investment, Identifier [Axis]: Non-U.S. equities | Kimura Unity Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	14
Investment, Identifier [Axis]: Non-U.S. equities | Kinaxis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	403
Investment, Identifier [Axis]: Non-U.S. equities | King Slide Works Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	1,217
Investment, Identifier [Axis]: Non-U.S. equities | King Yuan Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	73
Total Investments	577
Investment, Identifier [Axis]: Non-U.S. equities | Kingboard Laminates Holdings L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	109
Total Investments	185
Investment, Identifier [Axis]: Non-U.S. equities | Kion Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	385
Investment, Identifier [Axis]: Non-U.S. equities | Kitz Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	237
Investment, Identifier [Axis]: Non-U.S. equities | Klabin Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	122
Total Investments	418
Investment, Identifier [Axis]: Non-U.S. equities | Klingelnberg Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	16
Investment, Identifier [Axis]: Non-U.S. equities | Koenig & Bauer Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Koh Brothers Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	112
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Koike Sanso Kogyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	65
Investment, Identifier [Axis]: Non-U.S. equities | Komercni Banka As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	853
Investment, Identifier [Axis]: Non-U.S. equities | Komeri Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	140
Investment, Identifier [Axis]: Non-U.S. equities | Kone Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total Investments	5,781
Investment, Identifier [Axis]: Non-U.S. equities | Konecranes Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	697
Investment, Identifier [Axis]: Non-U.S. equities | Konica Minolta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	171
Total Investments	740
Investment, Identifier [Axis]: Non-U.S. equities | Koninklijke Bam Groep Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	606
Investment, Identifier [Axis]: Non-U.S. equities | Konoike Transport Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	82
Investment, Identifier [Axis]: Non-U.S. equities | Kose Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	1,153
Investment, Identifier [Axis]: Non-U.S. equities | Kozo Keikaku Engineering Holdi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Krones Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	193
Investment, Identifier [Axis]: Non-U.S. equities | Kurashicom Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Kuriyama Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	143
Investment, Identifier [Axis]: Non-U.S. equities | Kyorin Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	31
Investment, Identifier [Axis]: Non-U.S. equities | Kyoritsu Maintenance Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	178
Investment, Identifier [Axis]: Non-U.S. equities | Laboratorios Farmaceuticos Rov
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	635
Investment, Identifier [Axis]: Non-U.S. equities | Lagardere Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	58
Investment, Identifier [Axis]: Non-U.S. equities | Lastminute.Com Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	11
Investment, Identifier [Axis]: Non-U.S. equities | Latam Airlines Group Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	937
Investment, Identifier [Axis]: Non-U.S. equities | Lb Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65
Total Investments	182
Investment, Identifier [Axis]: Non-U.S. equities | Lectra
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	273
Investment, Identifier [Axis]: Non-U.S. equities | Legrand Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	9,177
Investment, Identifier [Axis]: Non-U.S. equities | Lenskart Solutions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	179
Investment, Identifier [Axis]: Non-U.S. equities | Lh Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	139
Total Investments	6
Investment, Identifier [Axis]: Non-U.S. equities | Li Ning Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,412
Total Investments	5,785
Investment, Identifier [Axis]: Non-U.S. equities | Life Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Lifull Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Linde Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	6,934
Investment, Identifier [Axis]: Non-U.S. equities | Linea Directa Aseguradora Sa C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	86
Total Investments	113
Investment, Identifier [Axis]: Non-U.S. equities | Linmon Media Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Lion Rock Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	116
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Localiza Rent A Car Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	293
Investment, Identifier [Axis]: Non-U.S. equities | Logista Integral Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	282
Investment, Identifier [Axis]: Non-U.S. equities | Loncin Motor Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	147
Total Investments	340
Investment, Identifier [Axis]: Non-U.S. equities | London Stock Exchange Group Pl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	4,710
Investment, Identifier [Axis]: Non-U.S. equities | Look Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Lotes Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76
Total Investments	3,133
Investment, Identifier [Axis]: Non-U.S. equities | Lottomatica Group Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	157
Total Investments	4,136
Investment, Identifier [Axis]: Non-U.S. equities | Louis Hachette Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Luceco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	49
Investment, Identifier [Axis]: Non-U.S. equities | Luk Fook Holdings Internationa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Lvmh Moet Hennessy Louis Vuitt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	7,598
Investment, Identifier [Axis]: Non-U.S. equities | Ly Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,257
Total Investments	3,345
Investment, Identifier [Axis]: Non-U.S. equities | M&A Capital Partners Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	43
Investment, Identifier [Axis]: Non-U.S. equities | M1 Kliniken Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Macmahon Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	165
Total Investments	73
Investment, Identifier [Axis]: Non-U.S. equities | Maeda Kosen Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	191
Investment, Identifier [Axis]: Non-U.S. equities | Magnum Ice Cream Co Nv/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	451
Investment, Identifier [Axis]: Non-U.S. equities | Mahindra & Mahindra Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	1,830
Investment, Identifier [Axis]: Non-U.S. equities | Maire Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	238
Investment, Identifier [Axis]: Non-U.S. equities | Mandatum Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	258
Investment, Identifier [Axis]: Non-U.S. equities | Marex Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	340
Investment, Identifier [Axis]: Non-U.S. equities | Marklines Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Marks & Spencer Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	949
Total Investments	4,212
Investment, Identifier [Axis]: Non-U.S. equities | Mars Group Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Martinrea International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Maruzen Chi Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Matrix It Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	178
Investment, Identifier [Axis]: Non-U.S. equities | Matsukiyococokara & Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	137
Total Investments	2,369
Investment, Identifier [Axis]: Non-U.S. equities | Max Healthcare Institute Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50
Total Investments	584
Investment, Identifier [Axis]: Non-U.S. equities | Maxell Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	145
Investment, Identifier [Axis]: Non-U.S. equities | Mayr Melnhof Karton Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	51
Investment, Identifier [Axis]: Non-U.S. equities | Mazda Motor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	170
Investment, Identifier [Axis]: Non-U.S. equities | Mcbride Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	104
Investment, Identifier [Axis]: Non-U.S. equities | Mcj Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	71
Investment, Identifier [Axis]: Non-U.S. equities | Media Do Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	46
Investment, Identifier [Axis]: Non-U.S. equities | Medical System Network Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	14
Investment, Identifier [Axis]: Non-U.S. equities | Medipal Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	38
Investment, Identifier [Axis]: Non-U.S. equities | Medistim Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Medtronic Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65
Total Investments	6,291
Investment, Identifier [Axis]: Non-U.S. equities | Meidensha Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	40
Investment, Identifier [Axis]: Non-U.S. equities | Meiji Electric Industries Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	31
Investment, Identifier [Axis]: Non-U.S. equities | Meitec Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	51
Investment, Identifier [Axis]: Non-U.S. equities | Melco Resorts & Entertainment
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Menicon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	62
Investment, Identifier [Axis]: Non-U.S. equities | Merck Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	105
Total Investments	15,135
Investment, Identifier [Axis]: Non-U.S. equities | Merlin Properties Socimi Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	296
Investment, Identifier [Axis]: Non-U.S. equities | Metawater Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	95
Investment, Identifier [Axis]: Non-U.S. equities | Methanex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	581
Investment, Identifier [Axis]: Non-U.S. equities | Metro Brands Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	227
Investment, Identifier [Axis]: Non-U.S. equities | Mfe-Mediaforeurope Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Mgx Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	653
Total Investments	198
Investment, Identifier [Axis]: Non-U.S. equities | Mikron Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	86
Investment, Identifier [Axis]: Non-U.S. equities | Mildef Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	134
Investment, Identifier [Axis]: Non-U.S. equities | Military Commercial Joint Stoc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	267
Total Investments	256
Investment, Identifier [Axis]: Non-U.S. equities | Mineral Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Miniso Group Holding Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	187
Investment, Identifier [Axis]: Non-U.S. equities | Minsheng Education Group Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	288
Total Investments	7
Investment, Identifier [Axis]: Non-U.S. equities | Mips Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	326
Investment, Identifier [Axis]: Non-U.S. equities | Misumi Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Mitani Sangyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	112
Investment, Identifier [Axis]: Non-U.S. equities | Mitie Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76
Total Investments	169
Investment, Identifier [Axis]: Non-U.S. equities | Mito Securities Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	50
Investment, Identifier [Axis]: Non-U.S. equities | Mitsuba Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Mitsubishi Electric Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	267
Total Investments	7,808
Investment, Identifier [Axis]: Non-U.S. equities | Mitsubishi Heavy Industries Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	535
Total Investments	13,103
Investment, Identifier [Axis]: Non-U.S. equities | Mitsui E&S Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Miura Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	482
Investment, Identifier [Axis]: Non-U.S. equities | Mizuho Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	142
Total Investments	5,146
Investment, Identifier [Axis]: Non-U.S. equities | Mizuno Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	75
Investment, Identifier [Axis]: Non-U.S. equities | Modec Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	125
Investment, Identifier [Axis]: Non-U.S. equities | Monday.Com Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	4,572
Investment, Identifier [Axis]: Non-U.S. equities | Montana Aerospace Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35
Total Investments	1,258
Investment, Identifier [Axis]: Non-U.S. equities | More Provident Funds And Pensi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Morguard Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Moriroku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	137
Investment, Identifier [Axis]: Non-U.S. equities | Morita Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Mota-Engil Sgps Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	258
Investment, Identifier [Axis]: Non-U.S. equities | Motorcycle Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Moury Construct Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Mpi Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	362
Investment, Identifier [Axis]: Non-U.S. equities | Mt Hoejgaard Holding A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	85
Investment, Identifier [Axis]: Non-U.S. equities | Mtu Aero Engines Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	2,629
Investment, Identifier [Axis]: Non-U.S. equities | Multiplan Empreendimentos Imob
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	217
Investment, Identifier [Axis]: Non-U.S. equities | Multitude Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	31
Investment, Identifier [Axis]: Non-U.S. equities | Munters Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	217
Investment, Identifier [Axis]: Non-U.S. equities | Musashino Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	160
Investment, Identifier [Axis]: Non-U.S. equities | Mycronic Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	83
Investment, Identifier [Axis]: Non-U.S. equities | Nabaltec Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	2
Investment, Identifier [Axis]: Non-U.S. equities | Nac Kazatomprom Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	538
Investment, Identifier [Axis]: Non-U.S. equities | Nachi-Fujikoshi Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	175
Investment, Identifier [Axis]: Non-U.S. equities | Nagacorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	101
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Nakamoto Packs Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	16
Investment, Identifier [Axis]: Non-U.S. equities | Nakanishi Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	282
Investment, Identifier [Axis]: Non-U.S. equities | Nan Ya Printed Circuit Board C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	126
Investment, Identifier [Axis]: Non-U.S. equities | Nanosonics Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	73
Investment, Identifier [Axis]: Non-U.S. equities | Naspers Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76
Total Investments	5,088
Investment, Identifier [Axis]: Non-U.S. equities | Natwest Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	989
Total Investments	8,666
Investment, Identifier [Axis]: Non-U.S. equities | Ncc Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	44
Investment, Identifier [Axis]: Non-U.S. equities | Nederman Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Neinor Homes Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	222
Investment, Identifier [Axis]: Non-U.S. equities | Nestle Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	6,110
Investment, Identifier [Axis]: Non-U.S. equities | Netease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	281
Total Investments	7,753
Investment, Identifier [Axis]: Non-U.S. equities | Netwealth Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	180
Investment, Identifier [Axis]: Non-U.S. equities | New Hope Service Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	167
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Neway Valve Suzhou Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	106
Total Investments	786
Investment, Identifier [Axis]: Non-U.S. equities | Nexans Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	122
Investment, Identifier [Axis]: Non-U.S. equities | Nexity Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	320
Investment, Identifier [Axis]: Non-U.S. equities | Next 15 Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	35
Investment, Identifier [Axis]: Non-U.S. equities | Nextage Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	590
Investment, Identifier [Axis]: Non-U.S. equities | Nicca Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	121
Investment, Identifier [Axis]: Non-U.S. equities | Nichia Steel Works Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Nifco Inc/Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	160
Investment, Identifier [Axis]: Non-U.S. equities | Nihon M&A Center Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35
Total Investments	159
Investment, Identifier [Axis]: Non-U.S. equities | Nintendo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	136
Total Investments	9,210
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Information Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Reit Investment Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	43
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Sanso Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	75
Total Investments	2,229
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Seiki Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	477
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Shinyaku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	760
Investment, Identifier [Axis]: Non-U.S. equities | Nippon Soda Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	443
Investment, Identifier [Axis]: Non-U.S. equities | Nisshinbo Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	510
Investment, Identifier [Axis]: Non-U.S. equities | Niterra Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	505
Investment, Identifier [Axis]: Non-U.S. equities | Nitori Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	143
Total Investments	2,493
Investment, Identifier [Axis]: Non-U.S. equities | Nitto Kogyo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	182
Investment, Identifier [Axis]: Non-U.S. equities | Nittoc Construction Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	40
Investment, Identifier [Axis]: Non-U.S. equities | Nkt A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	285
Investment, Identifier [Axis]: Non-U.S. equities | Noba Bank Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	345
Investment, Identifier [Axis]: Non-U.S. equities | Norconsult Norge As
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	60
Total Investments	272
Investment, Identifier [Axis]: Non-U.S. equities | Nordex Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	381
Investment, Identifier [Axis]: Non-U.S. equities | Nordnet Ab Publ
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	308
Investment, Identifier [Axis]: Non-U.S. equities | Nordrest Holding Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	44
Investment, Identifier [Axis]: Non-U.S. equities | North West Co Inc (The)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	216
Investment, Identifier [Axis]: Non-U.S. equities | Norwegian Air Shuttle Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	205
Total Investments	355
Investment, Identifier [Axis]: Non-U.S. equities | Nova Ljubljanska Banka Dd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	472
Investment, Identifier [Axis]: Non-U.S. equities | Novanta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	185
Investment, Identifier [Axis]: Non-U.S. equities | Novartis Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	71
Total Investments	9,830
Investment, Identifier [Axis]: Non-U.S. equities | Novo Nordisk A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	257
Total Investments	13,135
Investment, Identifier [Axis]: Non-U.S. equities | Nrj Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	81
Investment, Identifier [Axis]: Non-U.S. equities | Ns Solutions Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	43
Investment, Identifier [Axis]: Non-U.S. equities | Ns Tool Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Nsd Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	184
Investment, Identifier [Axis]: Non-U.S. equities | Nsk Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	167
Investment, Identifier [Axis]: Non-U.S. equities | Nu Holdings Ltd/Cayman Islands
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	710
Total Investments	11,891
Investment, Identifier [Axis]: Non-U.S. equities | Nvent Electric Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	354
Investment, Identifier [Axis]: Non-U.S. equities | Obara Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	447
Investment, Identifier [Axis]: Non-U.S. equities | Obic Business Consultants Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	177
Investment, Identifier [Axis]: Non-U.S. equities | Odawara Engineering Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Oddity Tech Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	273
Investment, Identifier [Axis]: Non-U.S. equities | Odfjell Technology Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	6
Investment, Identifier [Axis]: Non-U.S. equities | Ogaki Kyoritsu Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	125
Investment, Identifier [Axis]: Non-U.S. equities | Oie Sangyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Oji Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76
Total Investments	416
Investment, Identifier [Axis]: Non-U.S. equities | Okamura Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	63
Investment, Identifier [Axis]: Non-U.S. equities | Okaya & Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Okea Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Oki Electric Industry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	147
Investment, Identifier [Axis]: Non-U.S. equities | Okinawa Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	65
Investment, Identifier [Axis]: Non-U.S. equities | Okp Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	70
Total Investments	69
Investment, Identifier [Axis]: Non-U.S. equities | Olympus Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	309
Total Investments	3,916
Investment, Identifier [Axis]: Non-U.S. equities | Onamba Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Ono Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52
Total Investments	715
Investment, Identifier [Axis]: Non-U.S. equities | Onward Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	90
Investment, Identifier [Axis]: Non-U.S. equities | Open House Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	245
Investment, Identifier [Axis]: Non-U.S. equities | Optorun Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	154
Investment, Identifier [Axis]: Non-U.S. equities | Or Royalties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	757
Investment, Identifier [Axis]: Non-U.S. equities | Orange Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	457
Total Investments	7,627
Investment, Identifier [Axis]: Non-U.S. equities | Orbusneich Medical Group Holdi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Orica Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62
Total Investments	1,002
Investment, Identifier [Axis]: Non-U.S. equities | Oro Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Orsero Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	102
Investment, Identifier [Axis]: Non-U.S. equities | Otp Bank Nyrt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	2,900
Investment, Identifier [Axis]: Non-U.S. equities | Otsuka Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	94
Total Investments	5,297
Investment, Identifier [Axis]: Non-U.S. equities | Oug Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Outsurance Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	125
Total Investments	540
Investment, Identifier [Axis]: Non-U.S. equities | Oxford Nanopore Technologies P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98
Total Investments	169
Investment, Identifier [Axis]: Non-U.S. equities | Page Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	292
Investment, Identifier [Axis]: Non-U.S. equities | Pal Group Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Paltac Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	35
Investment, Identifier [Axis]: Non-U.S. equities | Pan African Resources Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	52
Total Investments	85
Investment, Identifier [Axis]: Non-U.S. equities | Paradise Entertainment Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total Investments	7
Investment, Identifier [Axis]: Non-U.S. equities | Park24 Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	247
Investment, Identifier [Axis]: Non-U.S. equities | Pca Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Penta-Ocean Construction Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	426
Investment, Identifier [Axis]: Non-U.S. equities | Pepco Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	308
Investment, Identifier [Axis]: Non-U.S. equities | Pepper Money Ltd/Australia
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	48
Investment, Identifier [Axis]: Non-U.S. equities | Perion Network Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	49
Investment, Identifier [Axis]: Non-U.S. equities | Pernod Ricard Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total Investments	6,964
Investment, Identifier [Axis]: Non-U.S. equities | Perseus Mining Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	150
Total Investments	568
Investment, Identifier [Axis]: Non-U.S. equities | Persimmon Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	210
Investment, Identifier [Axis]: Non-U.S. equities | Persol Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	127
Total Investments	236
Investment, Identifier [Axis]: Non-U.S. equities | Peter Warren Automotive Holdin
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Pfisterer Holding Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	188
Investment, Identifier [Axis]: Non-U.S. equities | Pharma Mar Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	114
Investment, Identifier [Axis]: Non-U.S. equities | Pharming Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	92
Investment, Identifier [Axis]: Non-U.S. equities | Phu Nhuan Jewelry Jsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	88
Total Investments	324
Investment, Identifier [Axis]: Non-U.S. equities | Pickles Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Picton Property Income Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	130
Total Investments	129
Investment, Identifier [Axis]: Non-U.S. equities | Pilot Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Piquadro Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	40
Investment, Identifier [Axis]: Non-U.S. equities | Piraeus Bank Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,160
Total Investments	9,259
Investment, Identifier [Axis]: Non-U.S. equities | Planisware Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	351
Investment, Identifier [Axis]: Non-U.S. equities | Playmates Toys Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	338
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Plenti Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Pls Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	97
Total Investments	274
Investment, Identifier [Axis]: Non-U.S. equities | Polar Capital Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Pole To Win Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	110
Investment, Identifier [Axis]: Non-U.S. equities | Polycab India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	607
Investment, Identifier [Axis]: Non-U.S. equities | Popular Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	2,367
Investment, Identifier [Axis]: Non-U.S. equities | Powszechna Kasa Oszczednosci B
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	816
Investment, Identifier [Axis]: Non-U.S. equities | Pr Times Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	36
Investment, Identifier [Axis]: Non-U.S. equities | Precision Drilling Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	245
Investment, Identifier [Axis]: Non-U.S. equities | Prestige International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	170
Investment, Identifier [Axis]: Non-U.S. equities | Prinx Chengshan Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Proact It Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	63
Investment, Identifier [Axis]: Non-U.S. equities | Prologis Property Mexico Sa De
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	159
Total Investments	665
Investment, Identifier [Axis]: Non-U.S. equities | Prosegur Cash Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Prudent Corporate Advisory Ser
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	204
Investment, Identifier [Axis]: Non-U.S. equities | Prudential Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	229
Total Investments	3,518
Investment, Identifier [Axis]: Non-U.S. equities | Psp Swiss Property Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	294
Investment, Identifier [Axis]: Non-U.S. equities | Qaf Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Qiagen Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	70
Total Investments	3,181
Investment, Identifier [Axis]: Non-U.S. equities | Qinetiq Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	57
Total Investments	339
Investment, Identifier [Axis]: Non-U.S. equities | Quilter Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	291
Total Investments	717
Investment, Identifier [Axis]: Non-U.S. equities | Radico Khaitan Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	600
Investment, Identifier [Axis]: Non-U.S. equities | Radware Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	150
Investment, Identifier [Axis]: Non-U.S. equities | Raia Drogasil Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	133
Total Investments	569
Investment, Identifier [Axis]: Non-U.S. equities | Raisio Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	82
Investment, Identifier [Axis]: Non-U.S. equities | Ramelius Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	54
Investment, Identifier [Axis]: Non-U.S. equities | Rank Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	51
Investment, Identifier [Axis]: Non-U.S. equities | Ratos Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Raute Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Record Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	30
Investment, Identifier [Axis]: Non-U.S. equities | Redcare Pharmacy Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	767
Investment, Identifier [Axis]: Non-U.S. equities | Rede D'Or Sao Luiz Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	519
Total Investments	3,845
Investment, Identifier [Axis]: Non-U.S. equities | Regis Healthcare Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	62
Investment, Identifier [Axis]: Non-U.S. equities | Regis Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	94
Total Investments	472
Investment, Identifier [Axis]: Non-U.S. equities | Reitmans (Canada) Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	66
Investment, Identifier [Axis]: Non-U.S. equities | Reliance Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	210
Total Investments	3,677
Investment, Identifier [Axis]: Non-U.S. equities | Relo Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35
Total Investments	380
Investment, Identifier [Axis]: Non-U.S. equities | Relx Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	387
Total Investments	15,731
Investment, Identifier [Axis]: Non-U.S. equities | Ren - Redes Energeticas Nacion
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66
Total Investments	248
Investment, Identifier [Axis]: Non-U.S. equities | Rengo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	410
Investment, Identifier [Axis]: Non-U.S. equities | Renishaw Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	316
Investment, Identifier [Axis]: Non-U.S. equities | Resona Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	466
Total Investments	4,441
Investment, Identifier [Axis]: Non-U.S. equities | Resorttrust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	286
Investment, Identifier [Axis]: Non-U.S. equities | Rheinmetall Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	6,441
Investment, Identifier [Axis]: Non-U.S. equities | Rheon Automatic Machinery Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	33
Investment, Identifier [Axis]: Non-U.S. equities | Richelieu Hardware Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	245
Investment, Identifier [Axis]: Non-U.S. equities | Ricoh Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	193
Investment, Identifier [Axis]: Non-U.S. equities | Rigaku Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	206
Investment, Identifier [Axis]: Non-U.S. equities | Rightmove Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	10
Investment, Identifier [Axis]: Non-U.S. equities | Riken Vitamin Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	122
Investment, Identifier [Axis]: Non-U.S. equities | Rinnai Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	150
Investment, Identifier [Axis]: Non-U.S. equities | Rio Tinto Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	101
Total Investments	8,128
Investment, Identifier [Axis]: Non-U.S. equities | Riso Kagaku Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Riyue Heavy Industry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	130
Total Investments	246
Investment, Identifier [Axis]: Non-U.S. equities | Robertet Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	470
Investment, Identifier [Axis]: Non-U.S. equities | Roche Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	12,488
Investment, Identifier [Axis]: Non-U.S. equities | Rohm Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	152
Investment, Identifier [Axis]: Non-U.S. equities | Roivant Sciences Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Rolls-Royce Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,141
Total Investments	33,120
Investment, Identifier [Axis]: Non-U.S. equities | Rosebank Industries Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	197
Investment, Identifier [Axis]: Non-U.S. equities | Rotork Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	148
Total Investments	649
Investment, Identifier [Axis]: Non-U.S. equities | Round One Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	379
Investment, Identifier [Axis]: Non-U.S. equities | Royal Unibrew A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	256
Investment, Identifier [Axis]: Non-U.S. equities | Rs Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	409
Total Investments	3,432
Investment, Identifier [Axis]: Non-U.S. equities | Rtx A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Rusta Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	258
Investment, Identifier [Axis]: Non-U.S. equities | Ryanair Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	123
Total Investments	8,864
Investment, Identifier [Axis]: Non-U.S. equities | Safestore Holdings Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	143
Investment, Identifier [Axis]: Non-U.S. equities | Safran Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	15,390
Investment, Identifier [Axis]: Non-U.S. equities | Sakai Moving Service Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	16
Investment, Identifier [Axis]: Non-U.S. equities | Sakata Inx Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	628
Investment, Identifier [Axis]: Non-U.S. equities | Salik Co Pjsc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	368
Total Investments	636
Investment, Identifier [Axis]: Non-U.S. equities | Samsung Biologics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	1,064
Investment, Identifier [Axis]: Non-U.S. equities | Samsung Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	307
Total Investments	25,535
Investment, Identifier [Axis]: Non-U.S. equities | Samyang Foods Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	723
Investment, Identifier [Axis]: Non-U.S. equities | Sandvik Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96
Total Investments	3,117
Investment, Identifier [Axis]: Non-U.S. equities | Sanford Ltd/Nz
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Sanko Metal Industrial Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	112
Investment, Identifier [Axis]: Non-U.S. equities | Sankyu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	252
Investment, Identifier [Axis]: Non-U.S. equities | Sansan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	158
Investment, Identifier [Axis]: Non-U.S. equities | Sansha Electric Manufacturing
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Santen Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	100
Total Investments	1,034
Investment, Identifier [Axis]: Non-U.S. equities | Sanwa Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	69
Investment, Identifier [Axis]: Non-U.S. equities | Sanyo Engineering & Constructi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Sap Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	94
Total Investments	22,993
Investment, Identifier [Axis]: Non-U.S. equities | Sapphire Foods India Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	83
Total Investments	236
Investment, Identifier [Axis]: Non-U.S. equities | Sato Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	81
Investment, Identifier [Axis]: Non-U.S. equities | Saudi National Bank/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	614
Total Investments	6,205
Investment, Identifier [Axis]: Non-U.S. equities | Sawai Group Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	63
Investment, Identifier [Axis]: Non-U.S. equities | Sbm Offshore Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	348
Investment, Identifier [Axis]: Non-U.S. equities | Sbs Transit Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Scales Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	65
Investment, Identifier [Axis]: Non-U.S. equities | Scandi Standard Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Scandic Hotels Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Schaeffler Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	139
Investment, Identifier [Axis]: Non-U.S. equities | Schneider Electric Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	10,889
Investment, Identifier [Axis]: Non-U.S. equities | Schott Pharma Ag & Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	259
Investment, Identifier [Axis]: Non-U.S. equities | Scroll Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	150
Investment, Identifier [Axis]: Non-U.S. equities | Sea Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	158
Total Investments	20,134
Investment, Identifier [Axis]: Non-U.S. equities | Seagate Technology Holdings Pl
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	43
Total Investments	11,825
Investment, Identifier [Axis]: Non-U.S. equities | Seed Co Ltd/Tokyo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Seek Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	205
Investment, Identifier [Axis]: Non-U.S. equities | Sega Sammy Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	463
Investment, Identifier [Axis]: Non-U.S. equities | Seiko Epson Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	319
Investment, Identifier [Axis]: Non-U.S. equities | Sekisui Kasei Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	81
Investment, Identifier [Axis]: Non-U.S. equities | Sensata Technologies Holding P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	691
Investment, Identifier [Axis]: Non-U.S. equities | Seraku Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Seria Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	70
Investment, Identifier [Axis]: Non-U.S. equities | Servcorp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Service Stream Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	711
Total Investments	1,062
Investment, Identifier [Axis]: Non-U.S. equities | Seven & I Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	416
Total Investments	5,977
Investment, Identifier [Axis]: Non-U.S. equities | Severfield Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Shanghai Gench Education Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Sharkninja Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	61
Investment, Identifier [Axis]: Non-U.S. equities | Shell Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	151
Total Investments	5,575
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Inovance Technology C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	68
Total Investments	736
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Mindray Bio-Medical E
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	73
Total Investments	1,995
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhen Yuto Packaging Techno
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64
Total Investments	260
Investment, Identifier [Axis]: Non-U.S. equities | Shenzhou International Group H
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51
Total Investments	404
Investment, Identifier [Axis]: Non-U.S. equities | Shibaura Machine Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | Shibaura Mechatronics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	92
Investment, Identifier [Axis]: Non-U.S. equities | Shibuya Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Shikoku Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Shimadzu Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	249
Total Investments	6,609
Investment, Identifier [Axis]: Non-U.S. equities | Shimamura Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	82
Investment, Identifier [Axis]: Non-U.S. equities | Shimizu Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	61
Investment, Identifier [Axis]: Non-U.S. equities | Shin Maint Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Shin-Etsu Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	190
Total Investments	5,910
Investment, Identifier [Axis]: Non-U.S. equities | Shizuoka Gas Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	47
Investment, Identifier [Axis]: Non-U.S. equities | Shofu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	151
Investment, Identifier [Axis]: Non-U.S. equities | Shopify Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56
Total Investments	9,024
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	3,092
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Energy Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	226
Total Investments	31,907
Investment, Identifier [Axis]: Non-U.S. equities | Siemens Healthineers Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	104
Total Investments	5,488
Investment, Identifier [Axis]: Non-U.S. equities | Sig Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	304
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Singapore Land Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Sinko Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	14
Investment, Identifier [Axis]: Non-U.S. equities | Sitoy Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	154
Total Investments	10
Investment, Identifier [Axis]: Non-U.S. equities | Sjf Bank A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	56
Investment, Identifier [Axis]: Non-U.S. equities | Sk Hynix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	16,654
Investment, Identifier [Axis]: Non-U.S. equities | Sk Square Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	3,377
Investment, Identifier [Axis]: Non-U.S. equities | Skan Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	95
Investment, Identifier [Axis]: Non-U.S. equities | Sks Technologies Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Sm Entertainment Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	308
Investment, Identifier [Axis]: Non-U.S. equities | Sma Solar Technology Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	34
Investment, Identifier [Axis]: Non-U.S. equities | Smart-Core Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	76
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Smk Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Sms Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	161
Investment, Identifier [Axis]: Non-U.S. equities | Social Housing Reit Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121
Total Investments	113
Investment, Identifier [Axis]: Non-U.S. equities | Societe Generale Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	58
Total Investments	4,687
Investment, Identifier [Axis]: Non-U.S. equities | Socionext Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	462
Investment, Identifier [Axis]: Non-U.S. equities | Softcreate Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	61
Investment, Identifier [Axis]: Non-U.S. equities | Sol Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	128
Investment, Identifier [Axis]: Non-U.S. equities | Somec Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Sompo Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	177
Total Investments	6,013
Investment, Identifier [Axis]: Non-U.S. equities | Sonova Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	2,061
Investment, Identifier [Axis]: Non-U.S. equities | Sony Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	293
Total Investments	7,510
Investment, Identifier [Axis]: Non-U.S. equities | Sophia Genetics Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48
Total Investments	223
Investment, Identifier [Axis]: Non-U.S. equities | South Bow Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	530
Investment, Identifier [Axis]: Non-U.S. equities | Southern Cross Media Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48
Total Investments	25
Investment, Identifier [Axis]: Non-U.S. equities | Spie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	1,734
Investment, Identifier [Axis]: Non-U.S. equities | Spirax Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	797
Investment, Identifier [Axis]: Non-U.S. equities | Spotify Technology Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	11,383
Investment, Identifier [Axis]: Non-U.S. equities | Ssab Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	58
Total Investments	439
Investment, Identifier [Axis]: Non-U.S. equities | Sse Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	115
Total Investments	3,367
Investment, Identifier [Axis]: Non-U.S. equities | Steris Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	154
Investment, Identifier [Axis]: Non-U.S. equities | Sto Se & Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	33
Investment, Identifier [Axis]: Non-U.S. equities | Storagevault Canada Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93
Total Investments	315
Investment, Identifier [Axis]: Non-U.S. equities | Strike Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	143
Investment, Identifier [Axis]: Non-U.S. equities | Structure Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	1,186
Investment, Identifier [Axis]: Non-U.S. equities | Subsea 7 Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	505
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Heavy Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	234
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Mitsui Financial Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	225
Total Investments	7,223
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Pharma Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	235
Investment, Identifier [Axis]: Non-U.S. equities | Sumitomo Seika Chemicals Co Lt
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	178
Investment, Identifier [Axis]: Non-U.S. equities | Sun* Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	81
Investment, Identifier [Axis]: Non-U.S. equities | Suncor Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	91
Total Investments	4,059
Investment, Identifier [Axis]: Non-U.S. equities | Super Group Sghc Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	83
Investment, Identifier [Axis]: Non-U.S. equities | Suzuken Co Ltd/Aichi Japan
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	390
Investment, Identifier [Axis]: Non-U.S. equities | Suzuki Motor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	539
Total Investments	8,029
Investment, Identifier [Axis]: Non-U.S. equities | Svedbergs Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	77
Investment, Identifier [Axis]: Non-U.S. equities | Swiggy Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62
Total Investments	268
Investment, Identifier [Axis]: Non-U.S. equities | Swissquote Group Holding Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	862
Investment, Identifier [Axis]: Non-U.S. equities | Syensqo Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	167
Investment, Identifier [Axis]: Non-U.S. equities | Symrise Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	2,698
Investment, Identifier [Axis]: Non-U.S. equities | Syncona Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	98
Total Investments	125
Investment, Identifier [Axis]: Non-U.S. equities | System Support Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	82
Investment, Identifier [Axis]: Non-U.S. equities | Systena Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Tai Sin Electric Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	20
Investment, Identifier [Axis]: Non-U.S. equities | Taiheiyo Cement Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	635
Investment, Identifier [Axis]: Non-U.S. equities | Taiho Kogyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	31
Investment, Identifier [Axis]: Non-U.S. equities | Taisei Lamick Group Head Quart
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	15
Investment, Identifier [Axis]: Non-U.S. equities | Taiwan Semiconductor Manufactu
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,204
Total Investments	96,717
Investment, Identifier [Axis]: Non-U.S. equities | Taiyo Yuden Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	74
Investment, Identifier [Axis]: Non-U.S. equities | Takashimaya Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	361
Investment, Identifier [Axis]: Non-U.S. equities | Takeuchi Manufacturing Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	223
Investment, Identifier [Axis]: Non-U.S. equities | Takihyo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Tanabe Engineering Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	17
Investment, Identifier [Axis]: Non-U.S. equities | Taoka Chemical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Tata Consultancy Services Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	1,197
Investment, Identifier [Axis]: Non-U.S. equities | Tatton Asset Management Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	92
Investment, Identifier [Axis]: Non-U.S. equities | Taylor Maritime Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	11
Investment, Identifier [Axis]: Non-U.S. equities | Tecan Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	429
Investment, Identifier [Axis]: Non-U.S. equities | Techmatrix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	265
Investment, Identifier [Axis]: Non-U.S. equities | Technip Energies Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	85
Investment, Identifier [Axis]: Non-U.S. equities | Technipfmc Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	536
Investment, Identifier [Axis]: Non-U.S. equities | Technogym Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	173
Investment, Identifier [Axis]: Non-U.S. equities | Technology One Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	90
Investment, Identifier [Axis]: Non-U.S. equities | Technoprobe Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Technotrans Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Techtronic Industries Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	364
Total Investments	4,209
Investment, Identifier [Axis]: Non-U.S. equities | Tecsys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	59
Investment, Identifier [Axis]: Non-U.S. equities | Temairazu Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	89
Investment, Identifier [Axis]: Non-U.S. equities | Temenos Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	102
Investment, Identifier [Axis]: Non-U.S. equities | Tencent Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	570
Total Investments	43,867
Investment, Identifier [Axis]: Non-U.S. equities | Tencent Music Entertainment Gr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	1,170
Investment, Identifier [Axis]: Non-U.S. equities | Terumo Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	197
Total Investments	2,858
Investment, Identifier [Axis]: Non-U.S. equities | Tesco Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	807
Total Investments	4,797
Investment, Identifier [Axis]: Non-U.S. equities | Teva Pharmaceutical Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93
Total Investments	2,908
Investment, Identifier [Axis]: Non-U.S. equities | Tgs Asa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65
Total Investments	588
Investment, Identifier [Axis]: Non-U.S. equities | Thales Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	3,346
Investment, Identifier [Axis]: Non-U.S. equities | Thinkific Labs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	12
Investment, Identifier [Axis]: Non-U.S. equities | Thyssenkrupp Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	306
Investment, Identifier [Axis]: Non-U.S. equities | Tingyi Cayman Islands Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	129
Total Investments	195
Investment, Identifier [Axis]: Non-U.S. equities | Tk Group Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	81
Total Investments	26
Investment, Identifier [Axis]: Non-U.S. equities | Tkc Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	14
Investment, Identifier [Axis]: Non-U.S. equities | Tkms Ag& Co Kgaa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	53
Investment, Identifier [Axis]: Non-U.S. equities | Tocalo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	16
Investment, Identifier [Axis]: Non-U.S. equities | Tokai Carbon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	65
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Kiraboshi Financial Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	497
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Seimitsu Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	519
Investment, Identifier [Axis]: Non-U.S. equities | Tokyo Tatemono Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	451
Investment, Identifier [Axis]: Non-U.S. equities | Tomato Bank Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	85
Investment, Identifier [Axis]: Non-U.S. equities | Tomtom Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	127
Investment, Identifier [Axis]: Non-U.S. equities | Topy Industries Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	70
Investment, Identifier [Axis]: Non-U.S. equities | Toronto Dominion Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	5,040
Investment, Identifier [Axis]: Non-U.S. equities | Torrent Pharmaceuticals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	264
Investment, Identifier [Axis]: Non-U.S. equities | Toshiba Tec Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	115
Investment, Identifier [Axis]: Non-U.S. equities | Tosho Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	84
Investment, Identifier [Axis]: Non-U.S. equities | Totalenergies Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	92
Total Investments	6,019
Investment, Identifier [Axis]: Non-U.S. equities | Toto Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	220
Investment, Identifier [Axis]: Non-U.S. equities | Totvs Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	264
Investment, Identifier [Axis]: Non-U.S. equities | Towa Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	53
Investment, Identifier [Axis]: Non-U.S. equities | Tower Semiconductor Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	332
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Kanetsu Kk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	40
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Suisan Kaisha Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74
Total Investments	5,044
Investment, Identifier [Axis]: Non-U.S. equities | Toyo Tire Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	614
Investment, Identifier [Axis]: Non-U.S. equities | Toyota Boshoku Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	257
Investment, Identifier [Axis]: Non-U.S. equities | Trelleborg Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	265
Investment, Identifier [Axis]: Non-U.S. equities | Trevi - Finanziaria Industrial
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	161
Total Investments	120
Investment, Identifier [Axis]: Non-U.S. equities | Trinity Industrial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	41
Investment, Identifier [Axis]: Non-U.S. equities | Trip.Com Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	71
Total Investments	5,028
Investment, Identifier [Axis]: Non-U.S. equities | Trivago Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Troax Group Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	150
Investment, Identifier [Axis]: Non-U.S. equities | Truly International Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	702
Total Investments	97
Investment, Identifier [Axis]: Non-U.S. equities | Trusco Nakayama Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	163
Investment, Identifier [Axis]: Non-U.S. equities | Trustpilot Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	126
Total Investments	278
Investment, Identifier [Axis]: Non-U.S. equities | Ts Lines Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	27
Investment, Identifier [Axis]: Non-U.S. equities | Tsutsumi Jewelry Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	39
Investment, Identifier [Axis]: Non-U.S. equities | Tvs Motor Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	121
Total Investments	1,146
Investment, Identifier [Axis]: Non-U.S. equities | Ubicom Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	57
Investment, Identifier [Axis]: Non-U.S. equities | Ubisoft Entertainment Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	249
Investment, Identifier [Axis]: Non-U.S. equities | Ubs Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	398
Total Investments	18,556
Investment, Identifier [Axis]: Non-U.S. equities | Ueki Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	13
Investment, Identifier [Axis]: Non-U.S. equities | Ulvac Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	160
Investment, Identifier [Axis]: Non-U.S. equities | Umicore Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	473
Investment, Identifier [Axis]: Non-U.S. equities | Unicaja Banco Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	223
Total Investments	726
Investment, Identifier [Axis]: Non-U.S. equities | Unilever Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	127
Total Investments	8,281
Investment, Identifier [Axis]: Non-U.S. equities | Unimicron Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	150
Total Investments	1,047
Investment, Identifier [Axis]: Non-U.S. equities | Unipres Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	42
Investment, Identifier [Axis]: Non-U.S. equities | United Arrows Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	28
Investment, Identifier [Axis]: Non-U.S. equities | United Internet Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	101
Investment, Identifier [Axis]: Non-U.S. equities | Unitronics
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	73
Investment, Identifier [Axis]: Non-U.S. equities | Universal Microwave Technology
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	464
Investment, Identifier [Axis]: Non-U.S. equities | Universal Music Group Nv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	162
Total Investments	4,237
Investment, Identifier [Axis]: Non-U.S. equities | Uno Minda Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	756
Investment, Identifier [Axis]: Non-U.S. equities | Uol Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79
Total Investments	538
Investment, Identifier [Axis]: Non-U.S. equities | Urbana Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	38
Investment, Identifier [Axis]: Non-U.S. equities | Uss Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	447
Investment, Identifier [Axis]: Non-U.S. equities | Valeo Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56
Total Investments	771
Investment, Identifier [Axis]: Non-U.S. equities | Valmet Oyj
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	319
Investment, Identifier [Axis]: Non-U.S. equities | Valor Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	60
Investment, Identifier [Axis]: Non-U.S. equities | Valuecommerce Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	43
Investment, Identifier [Axis]: Non-U.S. equities | Valuemax Group Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	23
Investment, Identifier [Axis]: Non-U.S. equities | Vault Minerals Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	64
Total Investments	233
Investment, Identifier [Axis]: Non-U.S. equities | Vector Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	116
Investment, Identifier [Axis]: Non-U.S. equities | Vedant Fashions Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	110
Investment, Identifier [Axis]: Non-U.S. equities | Ventia Services Group Pty Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	195
Investment, Identifier [Axis]: Non-U.S. equities | Venture Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	108
Investment, Identifier [Axis]: Non-U.S. equities | Vicom Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Victory Giant Technology Huizh
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	932
Investment, Identifier [Axis]: Non-U.S. equities | Viel & Cie Sa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	66
Investment, Identifier [Axis]: Non-U.S. equities | Viking Line Abp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	1
Investment, Identifier [Axis]: Non-U.S. equities | Virbac Saca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	682
Investment, Identifier [Axis]: Non-U.S. equities | Viridien
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	122
Investment, Identifier [Axis]: Non-U.S. equities | Visional Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	193
Investment, Identifier [Axis]: Non-U.S. equities | Vista Energy Sab De Cv
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	283
Investment, Identifier [Axis]: Non-U.S. equities | Vivendi Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	82
Total Investments	229
Investment, Identifier [Axis]: Non-U.S. equities | Voestalpine Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	711
Investment, Identifier [Axis]: Non-U.S. equities | Volvo Car Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	125
Investment, Identifier [Axis]: Non-U.S. equities | Vz Holding Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	233
Investment, Identifier [Axis]: Non-U.S. equities | Wacom Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	144
Investment, Identifier [Axis]: Non-U.S. equities | Wadakohsan Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	22
Investment, Identifier [Axis]: Non-U.S. equities | Warabeya Nichiyo Holdings Co L
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	32
Investment, Identifier [Axis]: Non-U.S. equities | Warehouses De Pauw Cva
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	226
Investment, Identifier [Axis]: Non-U.S. equities | Waste Connections Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	5,836
Investment, Identifier [Axis]: Non-U.S. equities | Watches Of Switzerland Group P
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51
Total Investments	326
Investment, Identifier [Axis]: Non-U.S. equities | Wave Life Sciences Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	157
Investment, Identifier [Axis]: Non-U.S. equities | Weatherford International Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	742
Investment, Identifier [Axis]: Non-U.S. equities | Webuild Spa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	198
Investment, Identifier [Axis]: Non-U.S. equities | Weichai Power Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	292
Total Investments	708
Investment, Identifier [Axis]: Non-U.S. equities | Weir Group Plc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	576
Investment, Identifier [Axis]: Non-U.S. equities | Wereldhave Belgium Comm Va
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | West African Resources Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	48
Total Investments	96
Investment, Identifier [Axis]: Non-U.S. equities | White Mountains Insurance Grou
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	847
Investment, Identifier [Axis]: Non-U.S. equities | Whitehaven Coal Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	282
Investment, Identifier [Axis]: Non-U.S. equities | Wickes Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	104
Investment, Identifier [Axis]: Non-U.S. equities | Wiwynn Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	2,426
Investment, Identifier [Axis]: Non-U.S. equities | Wus Printed Circuit Kunshan Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	116
Total Investments	1,211
Investment, Identifier [Axis]: Non-U.S. equities | Wuxi Apptec Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	80
Total Investments	1,017
Investment, Identifier [Axis]: Non-U.S. equities | Wuxi Xdc Cayman Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	117
Total Investments	915
Investment, Identifier [Axis]: Non-U.S. equities | Xenon Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	64
Investment, Identifier [Axis]: Non-U.S. equities | Xiamen Tungsten Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47
Total Investments	276
Investment, Identifier [Axis]: Non-U.S. equities | Xin Point Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	215
Total Investments	106
Investment, Identifier [Axis]: Non-U.S. equities | Xps Pensions Group Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	130
Investment, Identifier [Axis]: Non-U.S. equities | Xrf Scientific Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	24
Investment, Identifier [Axis]: Non-U.S. equities | Yagami Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Yamabiko Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	19
Investment, Identifier [Axis]: Non-U.S. equities | Yamada Consulting Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Yamagata Bank Ltd/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	109
Investment, Identifier [Axis]: Non-U.S. equities | Yamaguchi Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	97
Investment, Identifier [Axis]: Non-U.S. equities | Yamaha Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	40
Investment, Identifier [Axis]: Non-U.S. equities | Yamaichi Electronics Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	85
Investment, Identifier [Axis]: Non-U.S. equities | Yangzijiang Financial Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,210
Total Investments	376
Investment, Identifier [Axis]: Non-U.S. equities | Yangzijiang Maritime Development
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,210
Total Investments	583
Investment, Identifier [Axis]: Non-U.S. equities | Yantai Jereh Oilfield Services
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	319
Investment, Identifier [Axis]: Non-U.S. equities | Yaskawa Electric Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	84
Investment, Identifier [Axis]: Non-U.S. equities | Yokowo Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	271
Investment, Identifier [Axis]: Non-U.S. equities | Yoshicon Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	21
Investment, Identifier [Axis]: Non-U.S. equities | Yossix Holdings Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Yougov Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56
Total Investments	194
Investment, Identifier [Axis]: Non-U.S. equities | Yue Yuen Industrial Holdings Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96
Total Investments	197
Investment, Identifier [Axis]: Non-U.S. equities | Yunnan Aluminium Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	109
Total Investments	511
Investment, Identifier [Axis]: Non-U.S. equities | Yutong Bus Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	188
Total Investments	879
Investment, Identifier [Axis]: Non-U.S. equities | Zacros Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	52
Investment, Identifier [Axis]: Non-U.S. equities | Zalando Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	149
Total Investments	4,432
Investment, Identifier [Axis]: Non-U.S. equities | Zeal Network Se
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	18
Investment, Identifier [Axis]: Non-U.S. equities | Zealand Pharma A/S
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	378
Investment, Identifier [Axis]: Non-U.S. equities | Zenkoku Hosho Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	191
Investment, Identifier [Axis]: Non-U.S. equities | Zepp Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	84
Investment, Identifier [Axis]: Non-U.S. equities | Zeria Pharmaceutical Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	205
Investment, Identifier [Axis]: Non-U.S. equities | Zhejiang Dingli Machinery Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	234
Investment, Identifier [Axis]: Non-U.S. equities | Zhongji Innolight Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	1,483
Investment, Identifier [Axis]: Non-U.S. equities | Zijin Mining Group Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	285
Total Investments	1,308
Investment, Identifier [Axis]: Non-U.S. equities | Zip Co Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	50
Total Investments	110
Investment, Identifier [Axis]: Non-U.S. equities | Zozo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	289
Total Investments	2,382
Investment, Identifier [Axis]: Non-U.S. equities | Zurich Insurance Group Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	6,999
Investment, Identifier [Axis]: Other investment liabilities | Payable in Brazil Real
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(2)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Canadian Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(13)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Czech Koruna
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(6)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Euro
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(123)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Japanese Yen
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(32)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Pound Sterling
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(60)
Investment, Identifier [Axis]: Other investment liabilities | Payable in Swedish Krona
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(62)
Investment, Identifier [Axis]: Other investment liabilities | Payable in U.S. Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Total Other investment liabilities	(111)
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Agl Cash A/C: 9053701
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	656
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Allya 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	962
Total Investments	$ 967
Interest rate	3.52%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Amxca 2024-1 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 1,013
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2017-Bnk7 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 704
Total Investments	$ 697
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2018-Bn10 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 873
Total Investments	$ 868
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2019-Bn22 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 734
Total Investments	$ 698
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2021-Bn36 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 635
Total Investments	$ 570
Interest rate	4.51%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2022-Bnk39 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 952
Total Investments	$ 871
Interest rate	4.54%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2023-Bnk46 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 635
Total Investments	$ 673
Interest rate	4.77%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank 2024-Bnk48 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 655
Total Investments	$ 670
Interest rate	4.89%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank5 2023-5Yr3 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 536
Total Investments	$ 558
Interest rate	4.43%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank5 2025-5Yr17 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,496
Total Investments	$ 6,605
Interest rate	4.36%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Bank5 2025-5Yr19 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,511
Total Investments	$ 3,575
Interest rate	4.39%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Carmx 2022-4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 199
Interest rate	3.41%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fhr 4527 Ga
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 28,207
Total Investments	$ 4,025
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fhr 4533 Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 39,682
Total Investments	$ 4,649
Interest rate	3.97%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fhr 5083 Va
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 22,465
Total Investments	$ 3,638
Interest rate	3.84%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fhr 5257 Ga
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,774
Total Investments	$ 4,174
Interest rate	4.18%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fnr 2017-81 Ya
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,584
Total Investments	$ 4,621
Interest rate	3.98%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fnr 2019-14 Da
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 24,240
Total Investments	$ 4,656
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fnr 2025-69 E
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,850
Total Investments	$ 4,808
Interest rate	4.09%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Fnr 2025-71 Ba
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,662
Total Investments	$ 4,401
Interest rate	4.17%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Gmalt 2025-3 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,005
Total Investments	$ 2,019
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Gnr 2014-5 Lp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 54,927
Total Investments	$ 4,016
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Gnr 2022-174 Ag
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,171
Total Investments	$ 3,911
Interest rate	4.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Gnr 2022-212 Hk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,909
Total Investments	$ 4,966
Interest rate	4.52%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Gnr 2023-5 Ec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 9,799
Total Investments	$ 4,386
Interest rate	4.36%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Mbart 2024-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 774
Total Investments	$ 652
Interest rate	3.85%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Mswf 2023-2 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 861
Interest rate	4.68%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 3 7/8 04/30/30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 377
Total Investments	$ 383
Interest rate	3.63%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 3 7/8 06/15/28
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 456
Total Investments	$ 461
Interest rate	3.35%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 3 7/8 06/30/30
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 24,335
Total Investments	$ 24,539
Interest rate	3.64%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 3 7/8 08/31/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 672
Total Investments	$ 680
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 4 06/30/32
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,276
Total Investments	$ 5,314
Interest rate	3.84%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 4 1/2 05/31/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 119
Total Investments	$ 123
Interest rate	3.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 4 1/8 03/31/31
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,023
Total Investments	$ 2,081
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 4 1/8 11/30/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 456
Total Investments	$ 466
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | T 4 3/8 12/31/29
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,131
Total Investments	$ 1,162
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Ubscm 2017-C1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,329
Total Investments	$ 584
Interest rate	4.08%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Vwalt 2025-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,809
Total Investments	$ 3,828
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Wfcit 2024-A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,025
Total Investments	$ 3,060
Interest rate	3.70%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 25020 | Wfcm 2024-C63 A5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 714
Total Investments	$ 743
Interest rate	4.74%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Abbvie Inc Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 481
Interest rate	3.20%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Abbvie Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 298
Total Investments	$ 305
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Advent Health System
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,190
Total Investments	$ 1,132
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Aercap Ireland Cap/Globa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 792
Interest rate	1.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Aercap Ireland Cap/Globa Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 298
Total Investments	$ 289
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Allya 2024-2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 808
Total Investments	$ 810
Interest rate	4.14%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | American Electric Power Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,587
Total Investments	$ 1,670
Interest rate	5.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | American Homes 4 Rent Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 995
Interest rate	4.25%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Andrew W Mellon Foundati Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,380
Total Investments	$ 2,276
Interest rate	0.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Anthem Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 119
Total Investments	$ 116
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Anthem Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 726
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Aon North America Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 337
Total Investments	$ 347
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | At&T Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 496
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | At&T Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 155
Interest rate	2.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Avangrid Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,190
Total Investments	$ 1,176
Interest rate	3.80%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bacct 2023-A2 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 1,002
Interest rate	4.98%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Banco Santander Sa Sr-Non-Preferred
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 397
Interest rate	4.17%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bank Of America Corp Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,523
Total Investments	$ 4,219
Interest rate	2.59%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bank Of America Corp Sr Unsec Sofr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 987
Interest rate	1.66%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Barclays Plc Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 2,066
Interest rate	5.69%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bayer Us Finance Ii Llc Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 795
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Beignet Investor Llc Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,769
Total Investments	$ 3,997
Interest rate	6.58%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bnp Paribas Sr Non-Prefer 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,488
Total Investments	$ 1,410
Interest rate	3.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Boeing Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79
Total Investments	$ 82
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Boeing Co/The Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 176
Interest rate	6.53%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Bpce Sa Sr Non Pref 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 808
Interest rate	6.61%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Brookfield Finance Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,587
Total Investments	$ 1,595
Interest rate	4.35%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Carmx 2022-4 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 198
Total Investments	$ 199
Interest rate	5.34%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cash Collateral Cme Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 220
Total Investments	$ 220
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cash Collateral Fut Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 801
Total Investments	$ 801
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cash Collateral Lch Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 492
Total Investments	$ 492
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Centrally Cleared Swaps (Due To) / Due From Broker
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ (250)
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Charles Schwab Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	655
Total Investments	$ 593
Interest rate	2.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cheniere Energy Partners Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 119
Total Investments	$ 122
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cigna Corp Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99
Total Investments	$ 100
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Collective U.S. Gov'T Stif 15
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 475
Total Investments	$ 475
Interest rate	3.64%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Constellation Brands Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 159
Interest rate	4.35%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Constellation En Gen Llc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 1,024
Interest rate	5.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Consumers Energy Co 1St Mortgage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 612
Interest rate	4.90%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Coterra Energy Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 674
Total Investments	$ 673
Interest rate	3.90%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Coterra Energy Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 159
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cvs Health Corp Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 516
Total Investments	$ 514
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cvs Health Corp Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60
Total Investments	$ 58
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Cvs Health Corp Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 337
Total Investments	$ 338
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Dcent 2023-A2 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 997
Interest rate	4.93%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Dell Int Llc / Emc Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 598
Interest rate	4.90%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Denver Schs-B-Ref-Txb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,389
Total Investments	$ 1,345
Interest rate	4.24%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Deutsche Bank Ny Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,824
Interest rate	3.04%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Devon Energy Corporation Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60
Total Investments	$ 59
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Diamondback Energy Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 278
Total Investments	$ 276
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Diamondback Energy Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 317
Total Investments	$ 309
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Diamondback Energy Inc Sr Unsec 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79
Total Investments	$ 74
Interest rate	3.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Eli Lilly & Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 337
Total Investments	$ 344
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Eli Lilly & Co Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 476
Total Investments	$ 484
Interest rate	4.70%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Eli Lilly & Co Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79
Total Investments	$ 80
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Emory University Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,579
Total Investments	$ 2,364
Interest rate	2.14%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Energy Transfer Operatng Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 483
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Energy Transfer Operatng Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 476
Total Investments	$ 484
Interest rate	4.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Equitable Financial Life Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,389
Total Investments	$ 1,324
Interest rate	1.80%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fh Arm 1Q1534 H15T1Y+223.141 10.298
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 252
Total Investments	$ 261
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fhlmc Gold 30Yr #Q3-7305
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,725
Total Investments	$ 1,579
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fhlmc Gold 30Yr Gnt #G0-8687
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 918
Total Investments	$ 872
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fhlmc Gold 30Yr Gnt #G0-8693
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 41
Total Investments	$ 39
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fhlmc Gold 30Yr Gnt #G6-1040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,803
Total Investments	$ 2,657
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Sofr 90Day Cme (Wht) 03/17/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 13,389
Total Investments	$ 12,896
Interest rate	0.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us 10Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (3,769)
Total Investments	$ (4,238)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us 2Yr Cbt 03/31/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 50,781
Total Investments	$ 53,012
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us 30Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,389)
Total Investments	$ (1,605)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us 5Yr Cbt 03/31/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 28,167
Total Investments	$ 30,789
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us Ultra 10Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 8,133
Total Investments	$ 9,354
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fin Fut Us Ultra 30Yr Cbt 03/20/26
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (3,372)
Total Investments	$ (3,979)
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Firstenergy Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 357
Total Investments	$ 356
Interest rate	4.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fl St Brd Admin Fin-A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 626
Interest rate	5.53%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Florida Power & Light 1St Mtg
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,190
Total Investments	$ 1,076
Interest rate	2.45%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fn 793029 Rfucct6M+159.2Bp 10.869
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 105
Total Investments	$ 108
Interest rate	6.08%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma P-T Dus #Bl6406
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 578
Interest rate	1.63%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 15Yr #Al2222
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 24
Total Investments	$ 24
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 15Yr #Fm3869
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 154
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #257047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 9
Total Investments	$ 9
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #888843
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1
Total Investments	$ 1
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ad0912
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 37
Total Investments	$ 38
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ae0787
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5
Total Investments	$ 6
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Al6938
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1
Total Investments	$ 1
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ma4202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,602
Total Investments	$ 1,374
Interest rate	1.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ma4473
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 144
Total Investments	$ 122
Interest rate	1.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ma4620
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 224
Total Investments	$ 217
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 20Yr #Ma4643
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,443
Total Investments	$ 1,345
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #357908
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 16
Total Investments	$ 16
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #756202
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 13
Total Investments	$ 14
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #808040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 206
Total Investments	$ 216
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #817640
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 219
Total Investments	$ 227
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #831356
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 109
Total Investments	$ 115
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #849299
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 143
Total Investments	$ 149
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #865433
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 10
Total Investments	$ 11
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #889561
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 127
Total Investments	$ 133
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #940765
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 62
Total Investments	$ 65
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #995759
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 309
Total Investments	$ 322
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Ad0963
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 47
Total Investments	$ 50
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Al7579
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 108
Total Investments	$ 113
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #As0924
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,105
Total Investments	$ 1,127
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Au5386
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,603
Total Investments	$ 2,411
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Bv2616
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 10,460
Total Investments	$ 9,288
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Bv8534
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,001
Total Investments	$ 4,459
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Bx8833
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,247
Total Investments	$ 2,263
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Cb8226
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 126
Total Investments	$ 132
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Dc3239
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 176
Total Investments	$ 180
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Fm3241
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,511
Total Investments	$ 2,266
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Fm8648
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 127
Total Investments	$ 114
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Fm9464
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 640
Total Investments	$ 579
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Ma5027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,203
Total Investments	$ 4,967
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Ma5552
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,086
Total Investments	$ 4,082
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Ma5702
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 811
Total Investments	$ 842
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Qe1719
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,921
Total Investments	$ 1,832
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Qf0152
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,093
Total Investments	$ 2,050
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Qf4704
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,671
Total Investments	$ 1,703
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd2410
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 970
Total Investments	$ 1,009
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd3553
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 390
Total Investments	$ 402
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd3663
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,530
Total Investments	$ 1,566
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd3838
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 794
Total Investments	$ 827
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd4169
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 710
Total Investments	$ 748
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd7555
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,025
Total Investments	$ 926
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd8265
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 21,917
Total Investments	$ 20,947
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd8455
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,782
Total Investments	$ 1,851
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd8507
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 637
Total Investments	$ 653
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sd8516
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,829
Total Investments	$ 2,907
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sl0589
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 552
Total Investments	$ 556
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Sl0655
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 523
Total Investments	$ 540
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Pass Thru 30Yr #Zt1857
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,914
Total Investments	$ 1,905
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Fnma Tba 4.5% Feb 30Yr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,562
Total Investments	$ 4,456
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gilead Sciences Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 258
Total Investments	$ 232
Interest rate	1.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Glencore Funding Llc Sr Unsec 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 298
Total Investments	$ 307
Interest rate	5.37%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Glencore Funding Llc Sr Unsec 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 298
Total Investments	$ 307
Interest rate	5.19%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #786843C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 152
Total Investments	$ 137
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #787228C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,628
Total Investments	$ 1,691
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #787236C
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 222
Total Investments	$ 231
Interest rate	6.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma4587M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 729
Total Investments	$ 705
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma4720M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,605
Total Investments	$ 1,547
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma7137M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,123
Total Investments	$ 1,017
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma7650M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,221
Total Investments	$ 1,101
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma7988M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,897
Total Investments	$ 5,320
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8199M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,533
Total Investments	$ 2,326
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8268M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,657
Total Investments	$ 1,630
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8723M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 632
Total Investments	$ 604
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8725M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,373
Total Investments	$ 1,376
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8726M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 403
Total Investments	$ 411
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Gnma Ii Multpl Sgl 30Yr #Ma8879M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 434
Total Investments	$ 441
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Goldman Sachs Group Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,785
Total Investments	$ 1,785
Interest rate	3.85%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Home Depot Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 456
Total Investments	$ 458
Interest rate	3.90%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Ing Groep Nv Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 989
Interest rate	4.05%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Intercontinentalexchange Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 79
Total Investments	$ 80
Interest rate	4.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Interstate Power & Light
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 397
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Jpmorgan Chase & Co Sr Unsec Tsfr3M
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 119
Total Investments	$ 109
Interest rate	2.58%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Jpmorgan Chase & Co Sr Unsec Tsfr3M 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,959
Total Investments	$ 4,957
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | La Local Govt Envrn-A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,785
Total Investments	$ 1,772
Interest rate	4.28%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | La Local Govt Envrn-A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 596
Interest rate	4.14%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Lazard Group Llc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 1,053
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Lloyds Banking Group Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 603
Interest rate	4.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Mars Inc Sr Unsec 144A Smr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60
Total Investments	$ 61
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Mars Inc Sr Unsec 144A Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 436
Total Investments	$ 451
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Mcdonald's Corp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 258
Total Investments	$ 254
Interest rate	3.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Micron Technology Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 139
Total Investments	$ 148
Interest rate	5.88%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Midamerican Energy Co Sec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 179
Total Investments	$ 176
Interest rate	3.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Morgan Stanley Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,131
Total Investments	$ 1,128
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Morgan Stanley Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 655
Total Investments	$ 651
Interest rate	3.59%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Morgan Stanley Sr Unsec Sofr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,678
Total Investments	$ 2,764
Interest rate	5.32%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | National Rural Util Coop Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 606
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Natwest Group Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,389
Total Investments	$ 1,393
Interest rate	5.85%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Net Futures Held
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ (96,228)
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Net Unsettled Trades
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	(4,391)
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Nomura Holdings Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,587
Total Investments	$ 1,511
Interest rate	3.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Nstar Electric Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 818
Interest rate	5.60%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Nvr Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,587
Total Investments	$ 1,504
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Nyc Transtnl Fin-C3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,471
Total Investments	$ 3,278
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Olympus Corp Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,947
Interest rate	2.14%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Oncor Electric Delivery Sr Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99
Total Investments	$ 102
Interest rate	5.35%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Oneok Inc Sr Unsec Smr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99
Total Investments	$ 105
Interest rate	5.80%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Oneok Inc Sr Unsec Smr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 436
Total Investments	$ 454
Interest rate	5.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Oneok Inc Sr Unsec Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 179
Total Investments	$ 180
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Pacific Gas & Electric
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 770
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Pacific Gas & Electric 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 258
Total Investments	$ 266
Interest rate	5.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Philip Morris Intl Inc Sr Unsec 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60
Total Investments	$ 62
Interest rate	5.25%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Philip Morris Intl Inc Sr Unsec 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 546
Interest rate	2.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Pres & Fellows Of Harvar Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 820
Interest rate	4.89%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Prologis Targeted Us Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 410
Interest rate	5.25%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.00000 02/12/25-30Y Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,190)
Total Investments	$ 234
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.29000 03/31/26-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (3,120)
Total Investments	$ 12
Interest rate	3.29%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.30000 12/02/24-4Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (1,587)
Total Investments	$ 2
Interest rate	3.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.30000 12/02/24-7Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (595)
Total Investments	$ 5
Interest rate	3.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.32826 09/03/24-7Y* Cme
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (198)
Total Investments	$ 2
Interest rate	3.33%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.37500 03/31/26-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (4,121)
Total Investments	$ 2
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.43091 09/03/24-7Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (397)
Total Investments	$ 1
Interest rate	3.43%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.51042 09/03/24-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (595)
Total Investments	$ (3)
Interest rate	3.51%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.51453 09/03/24-4Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (793)
Total Investments	$ (4)
Interest rate	3.51%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rfr Usd Sofr/3.75000 09/02/25-7Y* Lch
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ (5,209)
Total Investments	$ (62)
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rga Global Funding Sec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,949
Interest rate	2.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Royal Caribbean Cruises Sr Unsec 144A 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 163
Interest rate	5.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Royal Caribbean Cruises Sr Unsec 144A 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 163
Interest rate	6.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Rtx Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 179
Total Investments	$ 177
Interest rate	3.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Sales Tax Securitiztn
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,843
Interest rate	2.96%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Santander Uk Group Hldgs Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,825
Interest rate	2.90%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Seattle Children Hosp Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,785
Total Investments	$ 1,698
Interest rate	1.21%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Smith & Nephew Plc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 412
Interest rate	5.40%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Southern Cal Edison 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 617
Interest rate	5.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Southern Calif Gas Co Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,380
Total Investments	$ 2,356
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Sumitomo Mitsui Finl Grp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,587
Total Investments	$ 1,448
Interest rate	2.13%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Sutter Health Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,380
Total Investments	$ 2,368
Interest rate	3.69%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Synopsys Inc Sr Unsec Smr 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 159
Total Investments	$ 163
Interest rate	4.85%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Synopsys Inc Sr Unsec Smr 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 278
Total Investments	$ 282
Interest rate	4.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | System Energy Resources 1St Mtge
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 603
Interest rate	5.30%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | T-Mobile Usa Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 198
Total Investments	$ 198
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | T-Mobile Usa Inc 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 238
Total Investments	$ 234
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | T-Mobile Usa Inc 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 774
Total Investments	$ 707
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | T-Mobile Usa Inc Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 60
Total Investments	$ 61
Interest rate	5.15%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Transcont Gas Pipe Line Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 555
Total Investments	$ 533
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Trustees Princeton Univ Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 407
Interest rate	4.65%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Tx Natural Gas Secz
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,495
Total Investments	$ 1,535
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Tx St Transn-1St Tier
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,190
Total Investments	$ 1,219
Interest rate	5.18%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Inflate Prot Bd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,274
Total Investments	$ 3,338
Interest rate	2.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 298
Total Investments	$ 299
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 10
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,554
Total Investments	$ 5,571
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 11
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 49,789
Total Investments	$ 49,897
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 12
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,935
Total Investments	$ 7,969
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 198
Total Investments	$ 201
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 417
Total Investments	$ 433
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 99
Total Investments	$ 102
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 5
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 50,979
Total Investments	$ 51,410
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 6
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,617
Total Investments	$ 7,748
Interest rate	4.12%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Note 7
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,448
Total Investments	$ 1,495
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | U S Treasury Repo
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 10,513
Total Investments	$ 10,513
Interest rate	3.93%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Ubs Group Ag Sr Unsec 144A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,091
Total Investments	$ 1,085
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Ubs Group Ag Sr Unsec 144A Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,968
Interest rate	4.19%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Uninvested Cash Plus Receivables
EBP, Schedule of Asset Held for Investment [Line Items]
Total Investments	$ 2,279
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Upmc Sec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,686
Total Investments	$ 1,725
Interest rate	5.04%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Vm Cash Ccp Cme Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 36
Total Investments	$ 36
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Vm Cash Ccp Lch Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 36
Total Investments	$ 36
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Vm Cash Fut Dom Rdr Usd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 262
Total Investments	$ 262
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Wells Fargo & Company Sr Unsec Sofr
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,488
Total Investments	$ 1,556
Interest rate	5.50%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Wells Fargo & Company Sr Unsec Tsfr3M 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,103
Total Investments	$ 2,002
Interest rate	2.88%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Wells Fargo & Company Sr Unsec Tsfr3M 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 986
Interest rate	3.58%
Investment, Identifier [Axis]: Synthetic GICs: American General Life Contract No. 725840, Royal Bank of Canada STANDISHCITIGROUP01 | Williams Partners Lp Sr Unsec
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 396
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Aepwv 2013-1 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,480
Total Investments	$ 1,405
Interest rate	3.83%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Bank 2023-Bnk45 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 826
Total Investments	$ 576
Interest rate	4.29%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Bank5 2024-5Yr7 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 2,081
Interest rate	4.26%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Bbcms 2022-C18 A2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,855
Total Investments	$ 1,661
Interest rate	4.19%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Bmark 2024-V9 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,492
Total Investments	$ 1,558
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Cd 2016-Cd2 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,686
Total Investments	$ 1,590
Interest rate	3.42%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Dbjpm 2017-C6 A4
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,478
Interest rate	4.27%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Dtrt 2023-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,988
Total Investments	$ 654
Interest rate	4.04%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 3919 Ay
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,410
Total Investments	$ 658
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 4571 Ca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 8,133
Total Investments	$ 611
Interest rate	4.10%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 4888 Cb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 10,910
Total Investments	$ 1,155
Interest rate	3.98%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 5009 Gd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,769
Total Investments	$ 828
Interest rate	4.09%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 5057 Ab
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,316
Total Investments	$ 2,221
Interest rate	4.62%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 5254 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,956
Total Investments	$ 1,216
Interest rate	4.70%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fhr 5263 Ea
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,450
Total Investments	$ 1,325
Interest rate	4.24%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fnr 2011-36 Qb
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,455
Total Investments	$ 1,094
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fnr 2016-37 Bk
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 9,908
Total Investments	$ 1,333
Interest rate	4.01%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fnr 2017-104 Pa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 12,298
Total Investments	$ 1,097
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fnr 2022-29 Nq
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,975
Total Investments	$ 412
Interest rate	4.63%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Fnr 2022-54 Da
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,083
Total Investments	$ 885
Interest rate	4.83%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Gmcar 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 395
Total Investments	$ 400
Interest rate	3.67%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Gnr 2020-74 Dc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,935
Total Investments	$ 832
Interest rate	3.71%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Gnr 2021-78 D
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,166
Total Investments	$ 1,682
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Gnr 2022-107 A
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,876
Total Investments	$ 54
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Gnr 2022-85 Ka
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,174
Total Investments	$ 601
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Jdot 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,018
Total Investments	$ 115
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Jdot 2023-A A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 809
Total Investments	$ 314
Interest rate	3.81%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Mbart 2022-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,504
Total Investments	$ 270
Interest rate	3.57%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Mbart 2025-1 A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 472
Total Investments	$ 480
Interest rate	3.76%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Narot 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,801
Total Investments	$ 376
Interest rate	3.80%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Pcg 4.838 06/01/33
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,904
Total Investments	$ 1,688
Interest rate	4.28%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Woart 2022-B A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 651
Total Investments	$ 28
Interest rate	3.99%
Investment, Identifier [Axis]: Synthetic GICs: American United Life Ins Co S00020 | Woart 2022-C A3
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,279
Total Investments	$ 227
Interest rate	3.87%
Investment, Identifier [Axis]: Synthetic GICs: Prudential GA 62194 | Pru Core Intermediate Bond Fund - Class 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 27,419
Total Investments	338,192
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | AT&T, Inc. 2.75 06/01/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2,727
Total Investments	$ 2,511
Interest rate	2.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | AbbVie, Inc. 3.20 11/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,636
Total Investments	$ 1,593
Interest rate	3.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Altria Group, Inc. 4.50 08/06/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 843
Total Investments	$ 865
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | BNP Paribas SA 4.375 05/12/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 397
Total Investments	$ 399
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.419 12/20/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,141
Total Investments	$ 1,127
Interest rate	3.42%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.559 04/23/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,041
Total Investments	$ 1,046
Interest rate	3.56%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 3.593 07/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 801
Interest rate	3.59%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bank of America Corp. 6.204 11/10/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 2,079
Interest rate	6.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Barclays PLC 3.564 09/23/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 446
Total Investments	$ 425
Interest rate	3.56%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Barclays PLC 4.836 05/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,636
Total Investments	$ 1,662
Interest rate	4.84%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bayer AG 4.375 12/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,835
Total Investments	$ 1,840
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Bayerische Motoren Werke AG 4.50 08/11/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,736
Total Investments	$ 1,775
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Boston Properties, Inc. 3.25 01/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 744
Total Investments	$ 708
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Boston Properties, Inc. 6.75 12/01/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,281
Total Investments	$ 2,399
Interest rate	6.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 2.259 03/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 446
Total Investments	$ 432
Interest rate	2.26%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 2.726 03/25/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,579
Total Investments	$ 2,396
Interest rate	2.73%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | British American Tobacco PLC 4.742 03/16/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,389
Total Investments	$ 1,420
Interest rate	4.74%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Burlington Northern Santa Fe LLC 3.442 06/16/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 599
Total Investments	$ 588
Interest rate	3.44%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | CVS Health Corp. 3.75 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 793
Total Investments	$ 782
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | CVS Health Corp. 4.30 03/25/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,623
Total Investments	$ 1,647
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 5.268 05/10/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 545
Total Investments	$ 564
Interest rate	5.27%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 5.817 02/01/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 446
Total Investments	$ 478
Interest rate	5.82%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 6.312 06/08/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 694
Total Investments	$ 731
Interest rate	6.31%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Capital One Financial Corp. 6.377 06/08/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 545
Total Investments	$ 592
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 4.20 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,223
Total Investments	$ 3,247
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 4.40 04/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 545
Total Investments	$ 520
Interest rate	4.40%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Charter Communications, Inc. 5.05 03/30/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 508
Interest rate	5.05%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Chase Issuance Trust 4.16 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,270
Total Investments	$ 1,285
Interest rate	4.16%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Dominion Energy, Inc. 3.375 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,281
Total Investments	$ 2,220
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Dow, Inc. 4.80 11/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 893
Total Investments	$ 909
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Exelon Corp. 3.35 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,182
Total Investments	$ 2,063
Interest rate	3.35%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 01/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,607
Total Investments	$ 2,351
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 08/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,392
Total Investments	$ 5,529
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 09/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 12,576
Total Investments	$ 11,396
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.50 12/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,347
Total Investments	$ 4,597
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 2.537 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,074
Total Investments	$ 3,795
Interest rate	2.54%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.00 11/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,890
Total Investments	$ 1,787
Interest rate	3.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.326 10/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,001
Total Investments	$ 1,029
Interest rate	3.32%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 02/01/2037
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,884
Total Investments	$ 2,804
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 04/01/2052 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,729
Total Investments	$ 1,612
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 04/01/2052 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,220
Total Investments	$ 2,070
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,312
Total Investments	$ 4,009
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,887
Total Investments	$ 5,507
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 10/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,015
Total Investments	$ 1,911
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 3.50 11/01/2051
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,268
Total Investments	$ 2,109
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.00 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,562
Total Investments	$ 1,488
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 01/01/2043
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,928
Total Investments	$ 2,949
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 06/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,418
Total Investments	$ 2,410
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 07/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 506
Total Investments	$ 497
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,363
Total Investments	$ 1,378
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,117
Total Investments	$ 1,099
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 4.50 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,766
Total Investments	$ 1,738
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 02/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 160
Total Investments	$ 163
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 03/01/2049
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 570
Total Investments	$ 580
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 5.00 12/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 673
Total Investments	$ 686
Interest rate	5.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.235 07/01/2047 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 393
Total Investments	$ 411
Interest rate	6.24%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.235 07/01/2047 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 382
Total Investments	$ 399
Interest rate	6.24%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.276 06/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 228
Total Investments	$ 239
Interest rate	6.28%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Fannie Mae 6.351 10/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 210
Total Investments	$ 220
Interest rate	6.35%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 4.11 07/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,215
Total Investments	$ 6,261
Interest rate	4.11%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 4.66 09/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 714
Total Investments	$ 730
Interest rate	4.66%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 5.10 04/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,510
Total Investments	$ 1,532
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Credit Auto Owner Trust 5.27 05/17/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 346
Total Investments	$ 348
Interest rate	5.27%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Motor Credit Co. LLC 6.798 11/07/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,141
Total Investments	$ 1,208
Interest rate	6.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Ford Motor Credit Co. LLC 6.80 05/12/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 522
Interest rate	6.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 3.339 07/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 7,510
Total Investments	$ 7,349
Interest rate	3.34%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 3.949 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,283
Total Investments	$ 4,244
Interest rate	3.95%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.207 09/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 14,263
Total Investments	$ 14,253
Interest rate	4.21%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.573 08/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,919
Total Investments	$ 3,922
Interest rate	4.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 4.641 01/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,510
Total Investments	$ 1,531
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 5.056 09/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,134
Total Investments	$ 1,153
Interest rate	5.06%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.37 05/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 42
Total Investments	$ 44
Interest rate	6.37%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.38 07/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 16
Total Investments	$ 16
Interest rate	6.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac 6.39 06/01/2048
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 121
Total Investments	$ 126
Interest rate	6.39%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.00 11/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 279
Total Investments	$ 269
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 04/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,458
Total Investments	$ 1,455
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 07/01/2045
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,070
Total Investments	$ 2,093
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 09/01/2044
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,975
Total Investments	$ 2,992
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Gold 4.50 10/01/2047
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 348
Total Investments	$ 347
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 07/01/2041
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,965
Total Investments	$ 4,492
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 07/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,658
Total Investments	$ 4,886
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 08/01/2040
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,428
Total Investments	$ 4,021
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 10/01/2040 1
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,332
Total Investments	$ 1,207
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 10/01/2040 2
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,771
Total Investments	$ 3,409
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 2.50 11/01/2050
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,583
Total Investments	$ 2,234
Interest rate	2.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 05/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 903
Total Investments	$ 839
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,778
Total Investments	$ 2,583
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 3.50 08/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 738
Total Investments	$ 688
Interest rate	3.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.00 06/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 483
Total Investments	$ 463
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.00 12/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,484
Total Investments	$ 3,333
Interest rate	4.00%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.50 03/01/2053
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,465
Total Investments	$ 1,439
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Freddie Mac Pool 4.50 10/01/2052
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,945
Total Investments	$ 5,849
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | HSBC Holdings PLC 2.848 06/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,984
Total Investments	$ 1,858
Interest rate	2.85%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | HSBC Holdings PLC 4.755 06/09/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 992
Total Investments	$ 1,003
Interest rate	4.76%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.33 05/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,194
Total Investments	$ 1,203
Interest rate	4.33%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.57 09/21/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 907
Total Investments	$ 918
Interest rate	4.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 4.64 05/21/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,343
Total Investments	$ 2,386
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Honda Auto Receivables Owner Trust 5.67 06/21/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,245
Total Investments	$ 2,273
Interest rate	5.67%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Hyundai Auto Receivables Trust 4.44 01/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,355
Total Investments	$ 2,389
Interest rate	4.44%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Imperial Brands PLC 3.875 07/26/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 694
Total Investments	$ 692
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Imperial Brands PLC 4.50 06/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,041
Total Investments	$ 1,050
Interest rate	4.50%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 2.522 04/22/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,240
Total Investments	$ 1,161
Interest rate	2.52%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 2.956 05/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,289
Total Investments	$ 1,222
Interest rate	2.96%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | JPMorgan Chase & Co. 4.493 03/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,331
Total Investments	$ 2,379
Interest rate	4.49%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Kinder Morgan, Inc. 4.80 02/01/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,240
Total Investments	$ 1,267
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mars, Inc. 4.60 03/01/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 446
Total Investments	$ 460
Interest rate	4.60%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mars, Inc. 4.80 03/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 744
Total Investments	$ 772
Interest rate	4.80%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Meta Platforms, Inc. 4.20 11/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 843
Total Investments	$ 851
Interest rate	4.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Mexico Government International 2.659 05/24/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,033
Total Investments	$ 1,815
Interest rate	2.66%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | NatWest Group PLC 3.032 11/28/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 595
Total Investments	$ 549
Interest rate	3.03%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Net receivable
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 112
Total Investments	$ 112
Interest rate
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | NextEra Energy, Inc. 1.90 06/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,579
Total Investments	$ 2,459
Interest rate	1.90%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Oracle Corp. 2.95 04/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,934
Total Investments	$ 1,800
Interest rate	2.95%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Philip Morris International, Inc. 2.10 05/01/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,620
Total Investments	$ 3,329
Interest rate	2.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Prosus NV 3.061 07/13/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 545
Total Investments	$ 504
Interest rate	3.06%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Prosus NV 3.68 01/21/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,339
Total Investments	$ 1,307
Interest rate	3.68%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | State Street Corp. 3.152 03/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,521
Total Investments	$ 3,420
Interest rate	3.15%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | T-Mobile U.S., Inc. 2.55 02/15/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,579
Total Investments	$ 2,381
Interest rate	2.55%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | T-Mobile U.S., Inc. 5.20 01/15/2033
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,636
Total Investments	$ 1,728
Interest rate	5.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Texas Natural Gas Securitization Finance Corp. 5.102 04/01/2035
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,657
Total Investments	$ 2,762
Interest rate	5.10%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 5.643 05/19/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,438
Total Investments	$ 1,502
Interest rate	5.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 5.853 05/19/2034
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 694
Total Investments	$ 748
Interest rate	5.85%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Charles Schwab Corp. 6.196 11/17/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 545
Total Investments	$ 581
Interest rate	6.20%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Cigna Group 4.375 10/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,488
Total Investments	$ 1,515
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Goldman Sachs Group, Inc. 3.615 03/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,926
Total Investments	$ 2,941
Interest rate	3.62%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Southern Co. 3.70 04/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,736
Total Investments	$ 1,705
Interest rate	3.70%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Southern Co. 5.70 10/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,331
Total Investments	$ 2,495
Interest rate	5.70%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | The Williams Co., Inc. 3.25 05/15/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,884
Total Investments	$ 1,813
Interest rate	3.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Toyota Auto Receivables Owner Trust 4.64 08/15/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,078
Total Investments	$ 5,143
Interest rate	4.64%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.375 09/15/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 5,633
Total Investments	$ 5,667
Interest rate	3.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.75 08/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 15,595
Total Investments	$ 15,811
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.75 10/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 4,277
Total Investments	$ 4,257
Interest rate	3.75%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 3.875 08/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,393
Total Investments	$ 1,408
Interest rate	3.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 02/29/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,145
Total Investments	$ 1,177
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 05/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,462
Total Investments	$ 2,503
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.125 11/30/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,307
Total Investments	$ 2,350
Interest rate	4.13%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.25 01/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 8,169
Total Investments	$ 8,317
Interest rate	4.25%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.375 01/31/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 6,653
Total Investments	$ 6,960
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.375 11/30/2028
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,158
Total Investments	$ 1,189
Interest rate	4.38%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | U.S. Treasury Note/Bond 4.875 05/31/2026
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 15,869
Total Investments	$ 16,019
Interest rate	4.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | UBS Group AG 5.711 01/12/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 645
Total Investments	$ 662
Interest rate	5.71%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | US Dollar
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,019
Total Investments	$ 3,019
Interest rate	4.83%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Verizon Communications, Inc. 2.355 03/15/2032
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,134
Total Investments	$ 1,896
Interest rate	2.36%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Volkswagen Auto Loan Enhanced Trust 4.63 07/20/2029
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 2,117
Total Investments	$ 2,146
Interest rate	4.63%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Volkswagen Auto Loan Enhanced Trust 4.67 06/20/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 1,869
Total Investments	$ 1,907
Interest rate	4.67%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 2.572 02/11/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 893
Total Investments	$ 843
Interest rate	2.57%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 2.879 10/30/2030
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 474
Interest rate	2.88%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 4.30 07/22/2027
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 496
Total Investments	$ 507
Interest rate	4.30%
Investment, Identifier [Axis]: Synthetic GICs: Reinsurance Group of America Contract No. RGA00084 | Wells Fargo & Co. 4.478 04/04/2031
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 3,323
Total Investments	$ 3,380
Interest rate	4.48%
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | 1-3 Year Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	$ 512
Total Investments	7,617
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | Asset-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,434
Total Investments	60,856
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | Commercial Mortgage-Backed Securities Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	674
Total Investments	23,769
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | GOV1-3A (#101089)
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	385
Total Investments	53,277
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | Intermediate Government Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	707
Total Investments	35,179
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | Intermediate Term Credit Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,774
Total Investments	123,570
Investment, Identifier [Axis]: Synthetic GICs: Voya Retirement Ins & Annuity Co. MCA- 60266 | Mortgage-Backed Securities (MBS) Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1,320
Total Investments	75,955
Investment, Identifier [Axis]: U.S. equities | A10 Networks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	414
Investment, Identifier [Axis]: U.S. equities | Aaon Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	96
Investment, Identifier [Axis]: U.S. equities | Aar Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	1,136
Investment, Identifier [Axis]: U.S. equities | Abercrombie & Fitch Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	419
Investment, Identifier [Axis]: U.S. equities | Abm Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	436
Investment, Identifier [Axis]: U.S. equities | Academy Sports & Outdoors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	552
Investment, Identifier [Axis]: U.S. equities | Acadia Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	76
Investment, Identifier [Axis]: U.S. equities | Acadia Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	89
Total Investments	1,826
Investment, Identifier [Axis]: U.S. equities | Aci Worldwide Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	284
Investment, Identifier [Axis]: U.S. equities | Adapthealth Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	442
Investment, Identifier [Axis]: U.S. equities | Adaptive Biotechnologies Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	655
Investment, Identifier [Axis]: U.S. equities | Addus Homecare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	1,591
Investment, Identifier [Axis]: U.S. equities | Adeia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	44
Total Investments	766
Investment, Identifier [Axis]: U.S. equities | Adma Biologics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	231
Investment, Identifier [Axis]: U.S. equities | Advanced Energy Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	2,351
Investment, Identifier [Axis]: U.S. equities | Affiliated Managers Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	231
Investment, Identifier [Axis]: U.S. equities | Agilysys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,470
Investment, Identifier [Axis]: U.S. equities | Agree Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	459
Investment, Identifier [Axis]: U.S. equities | Alamo Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	34
Investment, Identifier [Axis]: U.S. equities | Alarm.Com Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	115
Investment, Identifier [Axis]: U.S. equities | Alexandria Real Estate Equities
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	118
Investment, Identifier [Axis]: U.S. equities | Allegro Microsystems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	1,082
Investment, Identifier [Axis]: U.S. equities | Allison Transmission Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	164
Investment, Identifier [Axis]: U.S. equities | Alpha Metallurgical Resources
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	128
Investment, Identifier [Axis]: U.S. equities | American Eagle Outfitters Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	563
Investment, Identifier [Axis]: U.S. equities | American Healthcare Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	957
Investment, Identifier [Axis]: U.S. equities | American Homes 4 Rent
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	2,157
Investment, Identifier [Axis]: U.S. equities | Americold Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	69
Total Investments	894
Investment, Identifier [Axis]: U.S. equities | Ameris Bancorp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	1,472
Investment, Identifier [Axis]: U.S. equities | Api Group Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	328
Investment, Identifier [Axis]: U.S. equities | Apogee Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	185
Investment, Identifier [Axis]: U.S. equities | Appfolio Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	389
Investment, Identifier [Axis]: U.S. equities | Applied Digital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	47
Investment, Identifier [Axis]: U.S. equities | Applied Industrial Technologie
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	312
Investment, Identifier [Axis]: U.S. equities | Arcbest Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	833
Investment, Identifier [Axis]: U.S. equities | Arcellx Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	168
Investment, Identifier [Axis]: U.S. equities | Archer Aviation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	26
Investment, Identifier [Axis]: U.S. equities | Archrock Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	483
Investment, Identifier [Axis]: U.S. equities | Arcutis Biotherapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	60
Investment, Identifier [Axis]: U.S. equities | Argan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	85
Investment, Identifier [Axis]: U.S. equities | Arrow Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	451
Investment, Identifier [Axis]: U.S. equities | Arrowhead Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	132
Investment, Identifier [Axis]: U.S. equities | Asbury Automotive Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	103
Investment, Identifier [Axis]: U.S. equities | Astera Labs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	50
Investment, Identifier [Axis]: U.S. equities | Ati Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	289
Investment, Identifier [Axis]: U.S. equities | Atmus Filtration Technologies
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	513
Investment, Identifier [Axis]: U.S. equities | Avalonbay Communities Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	464
Investment, Identifier [Axis]: U.S. equities | Avnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	552
Investment, Identifier [Axis]: U.S. equities | Axcelis Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	721
Investment, Identifier [Axis]: U.S. equities | Axos Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	461
Investment, Identifier [Axis]: U.S. equities | Axsome Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	2,336
Investment, Identifier [Axis]: U.S. equities | Azz Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	566
Investment, Identifier [Axis]: U.S. equities | BJ's Wholesale Club Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	711
Investment, Identifier [Axis]: U.S. equities | Badger Meter Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	191
Investment, Identifier [Axis]: U.S. equities | Balchem Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	132
Investment, Identifier [Axis]: U.S. equities | Bancorp Inc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	336
Investment, Identifier [Axis]: U.S. equities | Beam Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	188
Investment, Identifier [Axis]: U.S. equities | Bel Fuse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	406
Investment, Identifier [Axis]: U.S. equities | Belden Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	1,155
Investment, Identifier [Axis]: U.S. equities | Bellring Brands Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	28
Total Investments	745
Investment, Identifier [Axis]: U.S. equities | Benchmark Electronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	398
Investment, Identifier [Axis]: U.S. equities | Beone Medicines Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	752
Investment, Identifier [Axis]: U.S. equities | Beta Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	38
Investment, Identifier [Axis]: U.S. equities | Bgc Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74
Total Investments	660
Investment, Identifier [Axis]: U.S. equities | Bicara Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	40
Investment, Identifier [Axis]: U.S. equities | Bill Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	319
Investment, Identifier [Axis]: U.S. equities | Billiontoone Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	26
Investment, Identifier [Axis]: U.S. equities | Blackline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	74
Investment, Identifier [Axis]: U.S. equities | Bloom Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	419
Investment, Identifier [Axis]: U.S. equities | Boot Barn Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	1,364
Investment, Identifier [Axis]: U.S. equities | Booz Allen Hamilton Holding Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	167
Investment, Identifier [Axis]: U.S. equities | Boyd Gaming Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	708
Investment, Identifier [Axis]: U.S. equities | Bridgebio Pharma Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	2,918
Investment, Identifier [Axis]: U.S. equities | Brightspring Health Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	488
Investment, Identifier [Axis]: U.S. equities | Brink's Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	1,270
Investment, Identifier [Axis]: U.S. equities | Brinker International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	165
Investment, Identifier [Axis]: U.S. equities | Bristow Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	255
Investment, Identifier [Axis]: U.S. equities | Brixmor Property Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45
Total Investments	1,183
Investment, Identifier [Axis]: U.S. equities | Broadridge Financial Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	65
Investment, Identifier [Axis]: U.S. equities | Broadstone Net Lease Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	26
Total Investments	447
Investment, Identifier [Axis]: U.S. equities | Build-A-Bear Workshop Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	116
Investment, Identifier [Axis]: U.S. equities | Bwx Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	171
Investment, Identifier [Axis]: U.S. equities | Bxp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	1,170
Investment, Identifier [Axis]: U.S. equities | Byline Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	436
Investment, Identifier [Axis]: U.S. equities | Cabot Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	176
Investment, Identifier [Axis]: U.S. equities | Caci International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	73
Investment, Identifier [Axis]: U.S. equities | Cadence Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	537
Investment, Identifier [Axis]: U.S. equities | Callaway Golf Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66
Total Investments	773
Investment, Identifier [Axis]: U.S. equities | Cargurus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	842
Investment, Identifier [Axis]: U.S. equities | Caris Life Sciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	30
Investment, Identifier [Axis]: U.S. equities | Carpenter Technology Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	223
Investment, Identifier [Axis]: U.S. equities | Cars.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	54
Investment, Identifier [Axis]: U.S. equities | Casey's General Stores Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	162
Investment, Identifier [Axis]: U.S. equities | Castle Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51
Total Investments	1,979
Investment, Identifier [Axis]: U.S. equities | Catalyst Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	519
Investment, Identifier [Axis]: U.S. equities | Cava Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	824
Investment, Identifier [Axis]: U.S. equities | Cavco Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	940
Investment, Identifier [Axis]: U.S. equities | Ccc Intelligent Solutions Hold
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	315
Investment, Identifier [Axis]: U.S. equities | Celcuity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	103
Investment, Identifier [Axis]: U.S. equities | Celldex Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	90
Investment, Identifier [Axis]: U.S. equities | Centrus Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	232
Investment, Identifier [Axis]: U.S. equities | Cg Oncology Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	215
Investment, Identifier [Axis]: U.S. equities | Chord Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	668
Investment, Identifier [Axis]: U.S. equities | Churchill Downs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	116
Investment, Identifier [Axis]: U.S. equities | Cirrus Logic Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	526
Investment, Identifier [Axis]: U.S. equities | Citigroup Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14,082
Total Investments	1,643,241
Investment, Identifier [Axis]: U.S. equities | Clearwater Analytics Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	74
Total Investments	1,784
Investment, Identifier [Axis]: U.S. equities | Cno Financial Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	31
Total Investments	1,309
Investment, Identifier [Axis]: U.S. equities | Coca-Cola Consolidated Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	634
Investment, Identifier [Axis]: U.S. equities | Coeur Mining Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	365
Investment, Identifier [Axis]: U.S. equities | Cogent Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	189
Investment, Identifier [Axis]: U.S. equities | Cognex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	288
Investment, Identifier [Axis]: U.S. equities | Collegium Pharmaceutical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	33
Total Investments	1,527
Investment, Identifier [Axis]: U.S. equities | Columbia Banking System Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	525
Investment, Identifier [Axis]: U.S. equities | Commercial Metals Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	2,486
Investment, Identifier [Axis]: U.S. equities | Commvault Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	290
Investment, Identifier [Axis]: U.S. equities | Concentra Group Holdings Parent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	112
Investment, Identifier [Axis]: U.S. equities | Concentrix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	364
Investment, Identifier [Axis]: U.S. equities | Conmed Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	29
Investment, Identifier [Axis]: U.S. equities | Core Scientific Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	35
Investment, Identifier [Axis]: U.S. equities | Corvel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	94
Investment, Identifier [Axis]: U.S. equities | Coupang Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	386
Total Investments	9,108
Investment, Identifier [Axis]: U.S. equities | Cousins Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	82
Total Investments	2,122
Investment, Identifier [Axis]: U.S. equities | Covista Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	898
Investment, Identifier [Axis]: U.S. equities | Crane Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	182
Investment, Identifier [Axis]: U.S. equities | Crinetics Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	318
Investment, Identifier [Axis]: U.S. equities | Crocs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	105
Investment, Identifier [Axis]: U.S. equities | Csw Industrials Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	261
Investment, Identifier [Axis]: U.S. equities | Cto Realty Growth Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	227
Investment, Identifier [Axis]: U.S. equities | Cubesmart
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	648
Investment, Identifier [Axis]: U.S. equities | Curtiss-Wright Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	1,612
Investment, Identifier [Axis]: U.S. equities | Cytokinetics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	1,438
Investment, Identifier [Axis]: U.S. equities | Darling Ingredients Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24
Total Investments	873
Investment, Identifier [Axis]: U.S. equities | Deckers Outdoor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	89
Investment, Identifier [Axis]: U.S. equities | Denali Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	51
Total Investments	843
Investment, Identifier [Axis]: U.S. equities | Dianthus Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	33
Investment, Identifier [Axis]: U.S. equities | Digital Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	3,319
Investment, Identifier [Axis]: U.S. equities | Digitalbridge Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	419
Investment, Identifier [Axis]: U.S. equities | Disc Medicine Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	178
Investment, Identifier [Axis]: U.S. equities | Dnow Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	237
Investment, Identifier [Axis]: U.S. equities | Dorman Products Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	241
Investment, Identifier [Axis]: U.S. equities | Doubleverify Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	428
Investment, Identifier [Axis]: U.S. equities | Douglas Emmett Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45
Total Investments	494
Investment, Identifier [Axis]: U.S. equities | Duolingo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	82
Investment, Identifier [Axis]: U.S. equities | Dutch Bros Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	202
Investment, Identifier [Axis]: U.S. equities | Dycom Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	2,613
Investment, Identifier [Axis]: U.S. equities | Dyne Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	95
Investment, Identifier [Axis]: U.S. equities | Eagle Materials Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	127
Investment, Identifier [Axis]: U.S. equities | Element Solutions Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	463
Investment, Identifier [Axis]: U.S. equities | Elf Beauty Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	214
Investment, Identifier [Axis]: U.S. equities | Emcor Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	69
Investment, Identifier [Axis]: U.S. equities | Employers Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	320
Investment, Identifier [Axis]: U.S. equities | Encompass Health Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	351
Investment, Identifier [Axis]: U.S. equities | Enersys
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	2,420
Investment, Identifier [Axis]: U.S. equities | Enova International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	316
Investment, Identifier [Axis]: U.S. equities | Ensign Group Inc/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	614
Investment, Identifier [Axis]: U.S. equities | Entegris Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	849
Investment, Identifier [Axis]: U.S. equities | Eos Energy Enterprises Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	25
Investment, Identifier [Axis]: U.S. equities | Epam Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	371
Investment, Identifier [Axis]: U.S. equities | Eplus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	120
Investment, Identifier [Axis]: U.S. equities | Equinix Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	5,162
Investment, Identifier [Axis]: U.S. equities | Equitable Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	333
Investment, Identifier [Axis]: U.S. equities | Equity Lifestyle Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	1,616
Investment, Identifier [Axis]: U.S. equities | Equity Residential
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	950
Investment, Identifier [Axis]: U.S. equities | Esab Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	503
Investment, Identifier [Axis]: U.S. equities | Esco Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	169
Investment, Identifier [Axis]: U.S. equities | Essential Properties Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	863
Investment, Identifier [Axis]: U.S. equities | Essex Property Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	1,926
Investment, Identifier [Axis]: U.S. equities | Euronet Worldwide Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	413
Investment, Identifier [Axis]: U.S. equities | Everpure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	59
Investment, Identifier [Axis]: U.S. equities | Exact Sciences Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	591
Investment, Identifier [Axis]: U.S. equities | Exlservice Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	224
Investment, Identifier [Axis]: U.S. equities | Extra Space Storage Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	2,120
Investment, Identifier [Axis]: U.S. equities | Federal Agricultural Mortgage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	988
Investment, Identifier [Axis]: U.S. equities | Federal Realty Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	997
Investment, Identifier [Axis]: U.S. equities | Federal Signal Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	482
Investment, Identifier [Axis]: U.S. equities | Ferguson Enterprises Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	8,260
Investment, Identifier [Axis]: U.S. equities | First Advantage Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	595
Investment, Identifier [Axis]: U.S. equities | First American Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	746
Investment, Identifier [Axis]: U.S. equities | First Horizon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	83
Total Investments	1,991
Investment, Identifier [Axis]: U.S. equities | First Industrial Realty Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	1,107
Investment, Identifier [Axis]: U.S. equities | Firstcash Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,964
Investment, Identifier [Axis]: U.S. equities | Fluence Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	39
Investment, Identifier [Axis]: U.S. equities | Fluor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	62
Investment, Identifier [Axis]: U.S. equities | Fnb Corp/Pa
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	93
Total Investments	1,583
Investment, Identifier [Axis]: U.S. equities | Freshworks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	107
Investment, Identifier [Axis]: U.S. equities | Frontdoor Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	1,345
Investment, Identifier [Axis]: U.S. equities | Fti Consulting Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	189
Investment, Identifier [Axis]: U.S. equities | Galaxy Digital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	77
Investment, Identifier [Axis]: U.S. equities | Gaming And Leisure Properties
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	928
Investment, Identifier [Axis]: U.S. equities | Gibraltar Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	282
Investment, Identifier [Axis]: U.S. equities | Gitlab Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	77
Investment, Identifier [Axis]: U.S. equities | Globus Medical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	308
Investment, Identifier [Axis]: U.S. equities | Grail Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	30
Investment, Identifier [Axis]: U.S. equities | Grand Canyon Education Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	1,043
Investment, Identifier [Axis]: U.S. equities | Granite Construction Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	1,097
Investment, Identifier [Axis]: U.S. equities | Graphic Packaging Holding Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	585
Investment, Identifier [Axis]: U.S. equities | Green Brick Partners Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	507
Investment, Identifier [Axis]: U.S. equities | Griffon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	781
Investment, Identifier [Axis]: U.S. equities | Group 1 Automotive Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	1,010
Investment, Identifier [Axis]: U.S. equities | Guardant Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	581
Investment, Identifier [Axis]: U.S. equities | Guardian Pharmacy Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	657
Investment, Identifier [Axis]: U.S. equities | Gulfport Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	2,074
Investment, Identifier [Axis]: U.S. equities | Gxo Logistics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	133
Investment, Identifier [Axis]: U.S. equities | H&R Block Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	141
Investment, Identifier [Axis]: U.S. equities | Haemonetics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	664
Investment, Identifier [Axis]: U.S. equities | Halozyme Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	559
Investment, Identifier [Axis]: U.S. equities | Hamilton Lane Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	1,416
Investment, Identifier [Axis]: U.S. equities | Hancock Whitney Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	733
Investment, Identifier [Axis]: U.S. equities | Harmony Biosciences Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	361
Investment, Identifier [Axis]: U.S. equities | Healthcare Realty Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	53
Total Investments	904
Investment, Identifier [Axis]: U.S. equities | Healthequity Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	331
Investment, Identifier [Axis]: U.S. equities | Healthpeak Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	542
Investment, Identifier [Axis]: U.S. equities | Heartflow Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	31
Investment, Identifier [Axis]: U.S. equities | Helix Energy Solutions Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	114
Total Investments	718
Investment, Identifier [Axis]: U.S. equities | Heritage Commerce Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	34
Total Investments	403
Investment, Identifier [Axis]: U.S. equities | Hexcel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	228
Investment, Identifier [Axis]: U.S. equities | Highwoods Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	1,084
Investment, Identifier [Axis]: U.S. equities | Hims & Hers Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	83
Investment, Identifier [Axis]: U.S. equities | Hni Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	438
Investment, Identifier [Axis]: U.S. equities | Home Bancshares Inc/Ar
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	420
Investment, Identifier [Axis]: U.S. equities | Hubspot Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	139
Investment, Identifier [Axis]: U.S. equities | Huron Consulting Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	18
Total Investments	3,177
Investment, Identifier [Axis]: U.S. equities | Ideaya Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	32
Investment, Identifier [Axis]: U.S. equities | Ies Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	129
Investment, Identifier [Axis]: U.S. equities | Immunome Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	883
Investment, Identifier [Axis]: U.S. equities | Immunovant Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	23
Investment, Identifier [Axis]: U.S. equities | Impinj Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	191
Investment, Identifier [Axis]: U.S. equities | Independent Bank Corp/Mi
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	298
Investment, Identifier [Axis]: U.S. equities | Ingevity Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	812
Investment, Identifier [Axis]: U.S. equities | Ingredion Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	541
Investment, Identifier [Axis]: U.S. equities | Insmed Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	3,226
Investment, Identifier [Axis]: U.S. equities | Inspire Medical Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	50
Investment, Identifier [Axis]: U.S. equities | Installed Building Products In
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	538
Investment, Identifier [Axis]: U.S. equities | Interdigital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	1,520
Investment, Identifier [Axis]: U.S. equities | International Bancshares Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	94
Investment, Identifier [Axis]: U.S. equities | Interparfums Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	99
Investment, Identifier [Axis]: U.S. equities | Inventrust Properties Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	1,032
Investment, Identifier [Axis]: U.S. equities | Invitation Homes Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	757
Investment, Identifier [Axis]: U.S. equities | Ionis Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	137
Investment, Identifier [Axis]: U.S. equities | Ionq Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	296
Investment, Identifier [Axis]: U.S. equities | Irhythm Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	51
Investment, Identifier [Axis]: U.S. equities | Iron Mountain Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	919
Investment, Identifier [Axis]: U.S. equities | Itron Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	257
Investment, Identifier [Axis]: U.S. equities | Ivanhoe Electric Inc / Us
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	75
Investment, Identifier [Axis]: U.S. equities | Janus International Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	357
Investment, Identifier [Axis]: U.S. equities | Janux Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	15
Investment, Identifier [Axis]: U.S. equities | Jbt Marel Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	237
Investment, Identifier [Axis]: U.S. equities | Jefferson Capital Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	495
Investment, Identifier [Axis]: U.S. equities | Kadant Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	328
Investment, Identifier [Axis]: U.S. equities | Karman Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	340
Investment, Identifier [Axis]: U.S. equities | Kbr Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	521
Investment, Identifier [Axis]: U.S. equities | Kimco Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	49
Total Investments	1,000
Investment, Identifier [Axis]: U.S. equities | Kinetik Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	765
Investment, Identifier [Axis]: U.S. equities | Kirby Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	207
Investment, Identifier [Axis]: U.S. equities | Knife River Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	225
Investment, Identifier [Axis]: U.S. equities | Kontoor Brands Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	547
Investment, Identifier [Axis]: U.S. equities | Korn Ferry
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	400
Investment, Identifier [Axis]: U.S. equities | Kratos Defense & Security Solutions
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	839
Investment, Identifier [Axis]: U.S. equities | Krystal Biotech Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	153
Investment, Identifier [Axis]: U.S. equities | Kymera Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	385
Investment, Identifier [Axis]: U.S. equities | Ladder Capital Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	41
Total Investments	454
Investment, Identifier [Axis]: U.S. equities | Lamar Advertising Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	1,088
Investment, Identifier [Axis]: U.S. equities | Landstar System Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	351
Investment, Identifier [Axis]: U.S. equities | Lantheus Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	303
Investment, Identifier [Axis]: U.S. equities | Lattice Semiconductor Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	366
Investment, Identifier [Axis]: U.S. equities | Laureate Education Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	68
Total Investments	2,277
Investment, Identifier [Axis]: U.S. equities | Lazard Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	1,836
Investment, Identifier [Axis]: U.S. equities | Lci Industries
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	481
Investment, Identifier [Axis]: U.S. equities | Lear Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	409
Investment, Identifier [Axis]: U.S. equities | Legalzoom.Com Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	60
Total Investments	596
Investment, Identifier [Axis]: U.S. equities | Lemaitre Vascular Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	142
Investment, Identifier [Axis]: U.S. equities | Lenz Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	22
Investment, Identifier [Axis]: U.S. equities | Leonardo Drs Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	144
Investment, Identifier [Axis]: U.S. equities | Liberty Live Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	191
Investment, Identifier [Axis]: U.S. equities | Life Time Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	54
Total Investments	1,426
Investment, Identifier [Axis]: U.S. equities | Lifestance Health Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	79
Total Investments	554
Investment, Identifier [Axis]: U.S. equities | Lincoln National Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	42
Total Investments	1,870
Investment, Identifier [Axis]: U.S. equities | Lindblad Expeditions Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	572
Investment, Identifier [Axis]: U.S. equities | Linde Plc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	1,128
Investment, Identifier [Axis]: U.S. equities | Littelfuse Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	265
Investment, Identifier [Axis]: U.S. equities | Liveramp Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	580
Investment, Identifier [Axis]: U.S. equities | Louisiana-Pacific Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	622
Investment, Identifier [Axis]: U.S. equities | Lumexa Imaging Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	347
Investment, Identifier [Axis]: U.S. equities | Lyft Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	626
Investment, Identifier [Axis]: U.S. equities | Macom Technology Solutions Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	311
Investment, Identifier [Axis]: U.S. equities | Madrigal Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	366
Investment, Identifier [Axis]: U.S. equities | Magnite Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	1,084
Investment, Identifier [Axis]: U.S. equities | Manhattan Associates Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	169
Investment, Identifier [Axis]: U.S. equities | Marqeta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	139
Investment, Identifier [Axis]: U.S. equities | Masterbrand Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	35
Total Investments	383
Investment, Identifier [Axis]: U.S. equities | Matador Resources Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	94
Investment, Identifier [Axis]: U.S. equities | Matson Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	570
Investment, Identifier [Axis]: U.S. equities | Maximus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	620
Investment, Identifier [Axis]: U.S. equities | Medpace Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	202
Investment, Identifier [Axis]: U.S. equities | Mercadolibre Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	13,053
Investment, Identifier [Axis]: U.S. equities | Merit Medical Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	346
Investment, Identifier [Axis]: U.S. equities | Mid-America Apartment Community
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	2,696
Investment, Identifier [Axis]: U.S. equities | Mineralys Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	106
Investment, Identifier [Axis]: U.S. equities | Mirum Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	219
Investment, Identifier [Axis]: U.S. equities | Mks Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	279
Investment, Identifier [Axis]: U.S. equities | Modine Manufacturing Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	23
Total Investments	3,136
Investment, Identifier [Axis]: U.S. equities | Moelis & Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	140
Investment, Identifier [Axis]: U.S. equities | Monolithic Power Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	214
Investment, Identifier [Axis]: U.S. equities | Monte Rosa Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	66
Investment, Identifier [Axis]: U.S. equities | Montrose Environmental Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	37
Total Investments	912
Investment, Identifier [Axis]: U.S. equities | Moog Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	167
Investment, Identifier [Axis]: U.S. equities | Mp Materials Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	591
Investment, Identifier [Axis]: U.S. equities | Mueller Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	419
Investment, Identifier [Axis]: U.S. equities | Mueller Water Products Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	65
Total Investments	1,545
Investment, Identifier [Axis]: U.S. equities | Murphy Usa Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	474
Investment, Identifier [Axis]: U.S. equities | Myr Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	1,726
Investment, Identifier [Axis]: U.S. equities | Natera Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	2,265
Investment, Identifier [Axis]: U.S. equities | National Bank Holdings Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	453
Investment, Identifier [Axis]: U.S. equities | Navan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	43
Investment, Identifier [Axis]: U.S. equities | Ncino Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	41
Investment, Identifier [Axis]: U.S. equities | Ncr Voyix Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	32
Total Investments	327
Investment, Identifier [Axis]: U.S. equities | Netskope Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	963
Investment, Identifier [Axis]: U.S. equities | Netstreit Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	504
Investment, Identifier [Axis]: U.S. equities | Neurocrine Biosciences Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	134
Investment, Identifier [Axis]: U.S. equities | Newmark Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	1,168
Investment, Identifier [Axis]: U.S. equities | Newmarket Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	242
Investment, Identifier [Axis]: U.S. equities | Nexstar Media Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	191
Investment, Identifier [Axis]: U.S. equities | Nextpower Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	660
Investment, Identifier [Axis]: U.S. equities | Nicolet Bankshares Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	482
Investment, Identifier [Axis]: U.S. equities | Nnn Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	30
Total Investments	1,203
Investment, Identifier [Axis]: U.S. equities | Northeast Bank
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	472
Investment, Identifier [Axis]: U.S. equities | Nurix Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	74
Investment, Identifier [Axis]: U.S. equities | Nuvalent Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	327
Investment, Identifier [Axis]: U.S. equities | Oge Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	306
Investment, Identifier [Axis]: U.S. equities | Okta Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	123
Investment, Identifier [Axis]: U.S. equities | Old Second Bancorp Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	312
Investment, Identifier [Axis]: U.S. equities | Ollie's Bargain Outlet Holding
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	133
Investment, Identifier [Axis]: U.S. equities | Omega Healthcare Investors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	659
Investment, Identifier [Axis]: U.S. equities | Omnicell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	409
Investment, Identifier [Axis]: U.S. equities | Onemain Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	983
Investment, Identifier [Axis]: U.S. equities | Onto Innovation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	206
Investment, Identifier [Axis]: U.S. equities | Option Care Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	930
Investment, Identifier [Axis]: U.S. equities | Oric Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	42
Investment, Identifier [Axis]: U.S. equities | Oscar Health Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	64
Investment, Identifier [Axis]: U.S. equities | Osi Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	803
Investment, Identifier [Axis]: U.S. equities | Outfront Media Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	303
Investment, Identifier [Axis]: U.S. equities | Palomar Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	218
Investment, Identifier [Axis]: U.S. equities | Park Hotels & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	223
Investment, Identifier [Axis]: U.S. equities | Parsons Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	1,028
Investment, Identifier [Axis]: U.S. equities | Patterson-Uti Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	204
Total Investments	1,246
Investment, Identifier [Axis]: U.S. equities | Payoneer Global Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	56
Total Investments	313
Investment, Identifier [Axis]: U.S. equities | Pediatrix Medical Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	17
Total Investments	356
Investment, Identifier [Axis]: U.S. equities | Pegasystems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	204
Investment, Identifier [Axis]: U.S. equities | Pennymac Financial Services Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	689
Investment, Identifier [Axis]: U.S. equities | Pennymac Mortgage Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	313
Investment, Identifier [Axis]: U.S. equities | Penumbra Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	350
Investment, Identifier [Axis]: U.S. equities | Performance Food Group Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,072
Investment, Identifier [Axis]: U.S. equities | Permian Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	285
Investment, Identifier [Axis]: U.S. equities | Philip Morris International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	96
Total Investments	15,415
Investment, Identifier [Axis]: U.S. equities | Photronics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	675
Investment, Identifier [Axis]: U.S. equities | Pinnacle Financial Partners Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	15
Total Investments	1,427
Investment, Identifier [Axis]: U.S. equities | Pinterest Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	153
Investment, Identifier [Axis]: U.S. equities | Planet Fitness Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	319
Investment, Identifier [Axis]: U.S. equities | Powell Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	53
Investment, Identifier [Axis]: U.S. equities | Power Integrations Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	54
Investment, Identifier [Axis]: U.S. equities | Praxis Precision Medicines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	217
Investment, Identifier [Axis]: U.S. equities | Preferred Bank/Los Angeles Ca
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	737
Investment, Identifier [Axis]: U.S. equities | Prestige Consumer Healthcare Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	177
Investment, Identifier [Axis]: U.S. equities | Pricesmart Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	760
Investment, Identifier [Axis]: U.S. equities | Primerica Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	203
Investment, Identifier [Axis]: U.S. equities | Primoris Services Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,500
Investment, Identifier [Axis]: U.S. equities | Privia Health Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	61
Total Investments	1,439
Investment, Identifier [Axis]: U.S. equities | Procept Biorobotics Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	37
Investment, Identifier [Axis]: U.S. equities | Procore Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	119
Investment, Identifier [Axis]: U.S. equities | Progress Software Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	94
Investment, Identifier [Axis]: U.S. equities | Prologis Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	54
Total Investments	6,912
Investment, Identifier [Axis]: U.S. equities | Protagonist Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	69
Investment, Identifier [Axis]: U.S. equities | Ptc Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	333
Investment, Identifier [Axis]: U.S. equities | Ptc Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	192
Investment, Identifier [Axis]: U.S. equities | Public Storage
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	1,063
Investment, Identifier [Axis]: U.S. equities | Pvh Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	808
Investment, Identifier [Axis]: U.S. equities | Q2 Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	224
Investment, Identifier [Axis]: U.S. equities | Qorvo Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	303
Investment, Identifier [Axis]: U.S. equities | Qualys Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	125
Investment, Identifier [Axis]: U.S. equities | Radnet Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	1,894
Investment, Identifier [Axis]: U.S. equities | Rambus Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	944
Investment, Identifier [Axis]: U.S. equities | Range Resources Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	19
Total Investments	653
Investment, Identifier [Axis]: U.S. equities | Rbc Bearings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	86
Investment, Identifier [Axis]: U.S. equities | Realty Income Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	1,182
Investment, Identifier [Axis]: U.S. equities | Redwood Trust Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	307
Investment, Identifier [Axis]: U.S. equities | Regal Rexnord Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	778
Investment, Identifier [Axis]: U.S. equities | Regency Centers Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	851
Investment, Identifier [Axis]: U.S. equities | Reliance Worldwide Corp Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	55
Total Investments	141
Investment, Identifier [Axis]: U.S. equities | Repligen Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	158
Investment, Identifier [Axis]: U.S. equities | Replimune Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	127
Investment, Identifier [Axis]: U.S. equities | Revolution Medicines Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	173
Investment, Identifier [Axis]: U.S. equities | Rexford Industrial Realty Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	63
Total Investments	2,430
Investment, Identifier [Axis]: U.S. equities | Rhythm Pharmaceuticals Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	273
Investment, Identifier [Axis]: U.S. equities | Rigetti Computing Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	86
Investment, Identifier [Axis]: U.S. equities | Riot Platforms Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	45
Total Investments	574
Investment, Identifier [Axis]: U.S. equities | Rpm International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	246
Investment, Identifier [Axis]: U.S. equities | Ryman Hospitality Properties Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	1,486
Investment, Identifier [Axis]: U.S. equities | Sabra Health Care Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	1,265
Investment, Identifier [Axis]: U.S. equities | Saia Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	285
Investment, Identifier [Axis]: U.S. equities | Scholar Rock Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	287
Investment, Identifier [Axis]: U.S. equities | Servicetitan Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	12
Total Investments	1,225
Investment, Identifier [Axis]: U.S. equities | Sezzle Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	150
Investment, Identifier [Axis]: U.S. equities | Shift4 Payments Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	94
Investment, Identifier [Axis]: U.S. equities | Shoals Technologies Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	45
Investment, Identifier [Axis]: U.S. equities | Simon Property Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	3,852
Investment, Identifier [Axis]: U.S. equities | Simply Good Foods Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	72
Investment, Identifier [Axis]: U.S. equities | Simpson Manufacturing Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	246
Investment, Identifier [Axis]: U.S. equities | Siteone Landscape Supply Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	297
Investment, Identifier [Axis]: U.S. equities | Sitime Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	2,637
Investment, Identifier [Axis]: U.S. equities | Skyward Specialty Insurance Group
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	312
Investment, Identifier [Axis]: U.S. equities | Sl Green Realty Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	312
Investment, Identifier [Axis]: U.S. equities | Smartstop Self Storage Reit Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	97
Investment, Identifier [Axis]: U.S. equities | Solaris Energy Infrastructure
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	1,752
Investment, Identifier [Axis]: U.S. equities | Soleno Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	152
Investment, Identifier [Axis]: U.S. equities | Southwest Gas Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	27
Total Investments	2,152
Investment, Identifier [Axis]: U.S. equities | Sprouts Farmers Market Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	46
Investment, Identifier [Axis]: U.S. equities | Sps Commerce Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	106
Investment, Identifier [Axis]: U.S. equities | Spx Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	11
Total Investments	2,266
Investment, Identifier [Axis]: U.S. equities | Spyre Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	74
Investment, Identifier [Axis]: U.S. equities | Stag Industrial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	819
Investment, Identifier [Axis]: U.S. equities | Stagwell Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	66
Total Investments	322
Investment, Identifier [Axis]: U.S. equities | Stepstone Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	198
Investment, Identifier [Axis]: U.S. equities | Sterling Infrastructure Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	3,074
Investment, Identifier [Axis]: U.S. equities | Steven Madden Ltd
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	10
Total Investments	409
Investment, Identifier [Axis]: U.S. equities | Stifel Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	1,701
Investment, Identifier [Axis]: U.S. equities | Stoke Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	65
Investment, Identifier [Axis]: U.S. equities | Stonex Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	1,507
Investment, Identifier [Axis]: U.S. equities | Stride Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	1,033
Investment, Identifier [Axis]: U.S. equities | Sun Communities Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	353
Investment, Identifier [Axis]: U.S. equities | Sun Country Airlines Holdings
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	122
Investment, Identifier [Axis]: U.S. equities | Sunstone Hotel Investors Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	62
Total Investments	551
Investment, Identifier [Axis]: U.S. equities | Synaptics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	105
Investment, Identifier [Axis]: U.S. equities | Taylor Morrison Home Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	38
Total Investments	2,262
Investment, Identifier [Axis]: U.S. equities | Td Synnex Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	1,320
Investment, Identifier [Axis]: U.S. equities | Teledyne Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	486
Investment, Identifier [Axis]: U.S. equities | Tenet Healthcare Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	482
Investment, Identifier [Axis]: U.S. equities | Teradata Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	53
Investment, Identifier [Axis]: U.S. equities | Tg Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	93
Investment, Identifier [Axis]: U.S. equities | Tidewater Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	435
Investment, Identifier [Axis]: U.S. equities | Tko Group Holdings Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	1,436
Investment, Identifier [Axis]: U.S. equities | Topbuild Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	159
Investment, Identifier [Axis]: U.S. equities | Toro Co/The
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	204
Investment, Identifier [Axis]: U.S. equities | Tpg Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	127
Investment, Identifier [Axis]: U.S. equities | Transmedics Group Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	212
Investment, Identifier [Axis]: U.S. equities | Travel + Leisure Co
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	140
Investment, Identifier [Axis]: U.S. equities | Travere Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	76
Investment, Identifier [Axis]: U.S. equities | Trex Co Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	870
Investment, Identifier [Axis]: U.S. equities | Ufp Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	237
Investment, Identifier [Axis]: U.S. equities | Ultragenyx Pharmaceutical Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	58
Investment, Identifier [Axis]: U.S. equities | Umb Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	20
Total Investments	2,244
Investment, Identifier [Axis]: U.S. equities | United Parks & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	48
Investment, Identifier [Axis]: U.S. equities | Universal Technical Institute
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	148
Investment, Identifier [Axis]: U.S. equities | Upwork Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	67
Total Investments	1,332
Investment, Identifier [Axis]: U.S. equities | Uranium Energy Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	36
Total Investments	422
Investment, Identifier [Axis]: U.S. equities | Urban Outfitters Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	502
Investment, Identifier [Axis]: U.S. equities | Valmont Industries Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	318
Investment, Identifier [Axis]: U.S. equities | Valvoline Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	13
Total Investments	364
Investment, Identifier [Axis]: U.S. equities | Varonis Systems Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	1,287
Investment, Identifier [Axis]: U.S. equities | Vaxcyte Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	54
Investment, Identifier [Axis]: U.S. equities | Ventas Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	47
Total Investments	3,617
Investment, Identifier [Axis]: U.S. equities | Vera Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	6
Total Investments	301
Investment, Identifier [Axis]: U.S. equities | Verra Mobility Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	81
Investment, Identifier [Axis]: U.S. equities | Vertex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	39
Total Investments	775
Investment, Identifier [Axis]: U.S. equities | Via Transportation Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	22
Total Investments	635
Investment, Identifier [Axis]: U.S. equities | Viking Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	497
Investment, Identifier [Axis]: U.S. equities | Viper Energy Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	24
Total Investments	923
Investment, Identifier [Axis]: U.S. equities | Viridian Therapeutics Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	147
Investment, Identifier [Axis]: U.S. equities | Visteon Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	1,304
Investment, Identifier [Axis]: U.S. equities | Vital Farms Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	40
Total Investments	1,264
Investment, Identifier [Axis]: U.S. equities | Vontier Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	9
Total Investments	331
Investment, Identifier [Axis]: U.S. equities | Voya Financial Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	14
Total Investments	1,049
Investment, Identifier [Axis]: U.S. equities | Vse Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	0
Total Investments	36
Investment, Identifier [Axis]: U.S. equities | Warrior Met Coal Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	329
Investment, Identifier [Axis]: U.S. equities | Watts Water Technologies Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	561
Investment, Identifier [Axis]: U.S. equities | Waystar Holding Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	238
Investment, Identifier [Axis]: U.S. equities | Webster Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	29
Total Investments	1,844
Investment, Identifier [Axis]: U.S. equities | Welltower Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	21
Total Investments	3,944
Investment, Identifier [Axis]: U.S. equities | Wesco International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	8
Total Investments	1,967
Investment, Identifier [Axis]: U.S. equities | Wex Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	2
Total Investments	349
Investment, Identifier [Axis]: U.S. equities | Wingstop Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	226
Investment, Identifier [Axis]: U.S. equities | Wintrust Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	16
Total Investments	2,294
Investment, Identifier [Axis]: U.S. equities | Woodward Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	1
Total Investments	252
Investment, Identifier [Axis]: U.S. equities | Workiva Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	3
Total Investments	228
Investment, Identifier [Axis]: U.S. equities | World Kinect Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	25
Total Investments	593
Investment, Identifier [Axis]: U.S. equities | Wsfs Financial Corp
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	7
Total Investments	390
Investment, Identifier [Axis]: U.S. equities | Wyndham Hotels & Resorts Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	4
Total Investments	324
Investment, Identifier [Axis]: U.S. equities | Xencor Inc
EBP, Schedule of Asset Held for Investment [Line Items]
Number of shares/units	5
Total Investments	$ 70